As filed with the Securities and Exchange Commission on December 5, 2007

UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED MANAGEMENT
INVESTMENT COMPANIES

Investment Company Act file number 811-08270

RAINIER INVESTMENT MANAGEMENT MUTUAL FUNDS
(Exact name of registrant as specified in charter)

601 Union Street, Suite 2801, Seattle, WA 98101
(Address of principal executive offices) (Zip code)

J. Glenn Haber
601 Union Street, Suite 2801, Seattle, WA 98101
(Name and address of agent for service)

(800) 248-6314
Registrant's telephone number, including area code

Date of fiscal year end: March 31

Date of reporting period:  September 30, 2007

Item 1. Report to Stockholders.

RAINIER

RAINIER FUNDS *September 30, 2007*

Semiannual Report

INCLUDES UNAUDITED FINANCIAL STATEMENTS

Large Cap Equity Portfolio

Large Cap Growth Equity Portfolio

Mid Cap Equity Portfolio

Small/Mid Cap Equity Portfolio

Balanced Portfolio

Intermediate Fixed Income Portfolio

RAINIER FUNDS September 30, 2007

Table of Contents

LETTER TO SHAREHOLDERS	3
COMMENTS FROM INVESTMENT ADVISOR	4
PORTFOLIO INVESTMENT RETURNS
Large Cap Equity Portfolio (Formerly Core Equity Portfolio)	6
Large Cap Growth Equity Portfolio (Formerly Growth Equity Portfolio)	7
Mid Cap Equity Portfolio	8
Small/Mid Cap Equity Portfolio	9
Balanced Portfolio	10
Intermediate Fixed Income Portfolio	11
FUND EXPENSES	12
SCHEDULES OF INVESTMENTS
Large Cap Equity Portfolio (Formerly Core Equity Portfolio)	14
Large Cap Growth Equity Portfolio (Formerly Growth Equity Portfolio)	16
Mid Cap Equity Portfolio	18
Small/Mid Cap Equity Portfolio	20
Balanced Portfolio	23
Intermediate Fixed Income Portfolio	26
STATEMENTS OF ASSETS AND LIABILITIES	28
STATEMENTS OF OPERATIONS	30
STATEMENTS OF CHANGES IN NET ASSETS	32
FINANCIAL HIGHLIGHTS	36
NOTES TO FINANCIAL STATEMENTS	48
GENERAL INFORMATION AND DIRECTORY OF FUNDS’ SERVICE PROVIDERS	54
INDEX DESCRIPTIONS	56

This report and the financial statements contained herein are provided for the general information of the shareholders of the Rainier Funds. This report is not authorized for distribution to prospective investors in the Funds unless preceded or accompanied by an effective prospectus.

601 Union Street, Suite 2801 Seattle, WA 98101
TF. 800.248.6314  www.rainierfunds.com

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Letter to Shareholders

Dear Shareholders,

As Chairman of Rainier Funds and a fellow shareholder, I’d like to express once again our appreciation for your valued investment in one of the six Portfolios covered in this report. If you are a new shareholder, welcome! This report, known as the Semiannual Report, contains unaudited financial statements detailing the expenses and holdings of the Portfolios for the period ending September 30, 2007. Also, you will find equity and fixed-income market commentaries, which cover the last six months, followed by investment total returns for each of the six Portfolios.

Returns for the Rainier Portfolios investing in equities were very strong during the six months ending September 30, 2007. All of our equity funds enjoyed double-digit returns and nicely outperformed their primary benchmarks. The long-awaited outperformance of large-capitalization growth companies was evident during the period with, for example, the Russell 1000® Growth Index, representing large-capitalization growth companies, returning 11.35%, while the Russell 2000® Index, representing small-capitalization companies, experienced a return of 1.19%. This environment, while long in coming, has been fertile soil for outperformance by all of the Rainier equity funds, led by the Small/Mid Cap Equity Portfolio’s gain of 17.19% versus 2.32% for its primary benchmark, the Russell 2500™ Index. The newer Mid Cap Equity Portfolio returned 19.42% with similar outperformance relative to its primary benchmark, the Russell Midcap® Index, which returned 4.89%.

Asset growth of the Funds has been robust over the last six months, with total assets at the end of September just over $7.5 billion. We continue to monitor the liquidity of all our Portfolios as they grow—particularly those holding smaller-capitalization companies—and will not hesitate to limit new shareholders in a particular Portfolio if we determine size to be a concern. As of this report, all Portfolios are operating at or above our expectations.

Thank you again for your confidence and investment in the Rainier Funds.

Sincerely,
J. Glenn Haber
Chairman
Rainier Investment Management Mutual Funds

Past performance does not guarantee future results. Mutual fund investing involves risk; principal loss is possible. Growth stocks are typically more volatile than value stocks; however, value stocks have a lower expected growth rate in earnings and sales. (11/07)
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Comments from Investment Advisor

ABOUT THE ADVISOR:
The Investment Advisor to the Funds is Rainier Investment Management, Inc.® (RIM) located in Seattle, Washington. RIM manages $16.3 billion of discretionary assets for primarily institutional clients.

EQUITY COMMENTS
The six-month period ending September 30, 2007 continued to be a rewarding environment for equity investors. Despite major turmoil in the fixed-income markets over the summer, primarily tied to subprime and mortgage-related securities, stock indices climbed higher. Rainier’s equity funds fared well, posting returns that were well above our primary benchmarks. In part this was due to strong stock selection. We also benefited from avoiding some of the hardest hit stocks in financial services.

As the fourth quarter began, investors were faced with one of the more bifurcated economic forecasts in some time. On the one hand, the U.S. economy was weak enough for the Federal Reserve to aggressively cut short-term interest rates in September. Declining house prices, illiquid mortgage securities and weaker consumer spending were among the reasons. On the other hand, the global economy continues to fare well. Commodity prices, led by oil, set record levels early in the fourth quarter and are indicative of continued high rates of demand and strong underlying economic growth outside the United States. Stock investors around the world have taken a positive view—world bourses have moved steadily higher this year, despite fears of a weaker U.S. economy. Our view is that overall growth of the global economy may well slow somewhat next year, but that the United States should be able to avoid a recession.

Inside the U.S. stock market, the most important delineation in 2007 has been the disparate results between growth and value shares. Growth-oriented investors in large-, medium- and small-cap shares have fared much better than value-oriented investors this year. Even with the better performance of large caps—especially evident during the third quarter—our Small/Mid Cap Equity and Mid Cap Equity Portfolios have continued to perform well. We expect growth stocks to maintain their newfound leadership in the coming months. The critical issue will be, as always, the definition of what constitutes a growth stock. While we embrace “classic growth” areas, such as technology and health care, we also think opportunities exist in segments of the market more often associated with value investing, such as energy and basic materials. Finding those opportunities, and adhering to our Growth at a Reasonable Price discipline, will be the difference, we believe, between potentially average and exceptional performance.

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FIXED-INCOME COMMENTS
The six-month period ending September 30, 2007 was as tumultuous as any in recent years for the bond market. Reminiscent of the Russian financial crisis and the Asian contagion in 1998, liquidity in the fixed-income markets during the third quarter of 2007 all but disappeared. What began in February as a “flight to quality” turned into widespread panic in July and August as the effects of higher delinquency rates on subprime mortgages spilled over into the broader financial markets. This contagion ultimately led investors to shy away from fixed-income structured products that contained packaged mortgage securities known as Collateralized Debt Obligations and Asset-Backed Securities. Investors became risk averse and flocked to the safety of Treasuries when they could not confirm the overall exposure to subprime assets within these structured securities. Trading and liquidity seized up, affecting all sectors of the fixed-income marketplace. Hardest hit was the commercial paper market where companies gain access to short-term funding. Corporate America called on the Federal Reserve to inject liquidity into the banking system, but it wasn’t until the Federal Reserve acted on September 18 and lowered the Discount and the Fed Funds rates by 0.50% that we began to see signs of normalcy. Almost immediately the market breathed a sigh of relief, and in the second half of September, we saw yield premiums (spreads) start to compress and some liquidity return to the marketplace.

The flight to quality by investors awarded Treasuries the best performance within the fixed-income sectors during the six months as interest rates declined across the yield curve. The yield curve steepened while short-term interest rates declined more than long-term rates, as the market anticipated more rate reductions by the Federal Reserve and continued to worry about the prospects of higher inflation.

We believe a continued lowering of interest rates from the Federal Reserve, combined with healthy corporate balance sheets and overall strong global growth, are factors that should keep the economy from entering into a recession. The Federal Reserve has made it clear that it is committed to keeping the markets functioning while at the same time keeping a close eye on inflation. With the price of oil at all-time highs and the dollar at all-time lows against the euro, in our view, inflation should be a real concern. A Fed Funds rate of 4.50% in the fourth quarter would not come as a surprise, and we expect shorter-term bond yields to come down more than longer-term yields. In addition, with investors preferring relative safety versus overall yield in the bond market, we believe high-quality bonds should outperform lower-quality in the near term.

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PORTFOLIO INVESTMENT RETURNS

Large Cap Equity Portfolio
(Formerly Core Equity Portfolio)

OBJECTIVE:
The Large Cap Equity Portfolio seeks to maximize long-term capital appreciation. The Portfolio invests primarily in the common stock of large-capitalization companies traded in the U.S.

HYPOTHETICAL COMPARISON OF CHANGE IN VALUE OF $10,000
(Assumes reinvestment of dividends and capital gains and does not guarantee performance)

TOTAL RETURNS as of September 30, 2007
	6 Months	1 Year	3 Years*	5 Years*	10 Years*	Since Inception*
Large Cap Equity*
Original Shares	14.55%	22.53%	16.86%	16.80%	7.46%	12.95%
Large Cap Equity*
Institutional Shares+	14.66	22.83	17.17	17.10	7.61	13.07
S&P 500 Index	8.43	16.44	13.13	15.45	6.57	11.59
Russell 1000 Growth Index	11.35	19.35	12.20	13.84	4.06	9.77
Consumer Price Index	1.53	2.76	3.16	2.87	2.61	2.62
Inception date 5/10/94 (Original Shares) +Inception date 5/2/02 (Institutional Shares)

Gross Expense Ratio for Original Shares is 1.07% and for Institutional Shares is 0.82% as of 3/31/07.

*Average annualized returns. The performance figures for the Institutional Shares include the performance for the Original Shares for periods prior to the effective date of the I-Shares, which was 5/2/02. The Original Shares commenced on 5/10/94, and they impose higher expenses than that of the I-Shares.

Performance data quoted represent past performance, which does not guarantee future results. The investment return and principal value of an investment will fluctuate so that an investor’s shares, when redeemed, may be worth more or less than their original cost. Current performance to the most recent month-end may be lower or higher than what is shown and may be obtained at 1-800-248-6314 or www.rainierfunds.com.

Growth stocks typically are more volatile than value stocks; however, value stocks have a lower expected growth rate in earnings and sales. The Advisor has an agreement in place to limit expenses. However, the expense limits currently have not been exceeded. Please refer to the Schedule of Investments for complete fund holdings. Fund holdings and sector weightings are subject to change at any time due to ongoing portfolio management. References to specific investments should not be construed as a recommendation by the Fund or the Advisor to buy or sell securities.

See page 56 for index descriptions.
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Large Cap Growth Equity Portfolio
(Formerly Growth Equity Portfolio)

OBJECTIVE:
The Large Cap Growth Equity Portfolio seeks to maximize long-term capital appreciation. The Portfolio invests primarily in the common stock of large-capitalization growth companies traded in the U.S.

HYPOTHETICAL COMPARISON OF CHANGE IN VALUE OF $10,000
(Assumes reinvestment of dividends and capital gains and does not guarantee performance)

TOTAL RETURNS as of September 30, 2007
	6 Months	1 Year	3 Years*	5 Years*	10 Years	Since Inception*
Large Cap Growth Equity*
Original Shares	15.46%	27.43%	17.58%	17.99%	-	-0.79%
Large Cap Growth Equity*
Institutional Shares+	15.75	27.75	17.67	18.05	-	-0.75
Russell 1000 Growth Index	11.35	19.35	12.20	13.84	-	-3.55
S&P 500 Index	8.43	16.44	13.13	15.45	-	2.00
Consumer Price Index	1.53	2.76	3.16	2.87	-	2.68
Inception date 6/15/00 (Original Shares) +Inception date 2/20/07 (Institutional Shares)

Gross and Net Expense Ratios for Original Shares are 1.30% and 1.19%, respectively, as of 3/31/07. Gross and Net Expense Ratios for Institutional Shares are 1.00% and 0.94%, respectively, as of 3/31/07. Contractual fee waivers in effect until 3/31/08.

*Average annualized returns. The performance figures for the Institutional Shares include the performance for the Original Shares for periods prior to the effective date of the I-Shares, which was 2/20/07. The Original Shares commenced on 6/15/00, and they impose higher expenses than that of the I-Shares.

Performance data quoted represent past performance, which does not guarantee future results. The investment return and principal value of an investment will fluctuate so that an investor’s shares, when redeemed, may be worth more or less than their original cost. Current performance to the most recent month-end may be lower or higher than what is shown, and may be obtained at 1-800-248-6314 or www.rainierfunds.com.

Growth stocks typically are more volatile than value stocks; however, value stocks have a lower expected growth rate in earnings and sales. Investment performance reflects fee reductions. In the absence of such reductions, total return would be reduced. Please refer to the Schedule of Investments for complete fund holdings. Fund holdings and sector weightings are subject to change at any time due to ongoing portfolio management. References to specific investments should not be construed as a recommendation by the Fund or the Advisor to buy or sell securities.

See page 56 for index descriptions.

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PORTFOLIO INVESTMENT RETURNS

Mid Cap Equity Portfolio

OBJECTIVE:
The Mid Cap Equity Portfolio seeks to maximize long-term capital appreciation.
The Portfolio invests primarily in the common stock of mid-capitalization companies traded in the U.S.

HYPOTHETICAL COMPARISON OF CHANGE IN VALUE OF $10,000
(Assumes reinvestment of dividends and capital gains and does not guarantee performance)

TOTAL RETURNS as of September 30, 2007
	6 Months	1 Year	3 Years	5 Years	10 Years	Since Inception*
Mid Cap Equity*
Original Shares	19.42%	38.42%	-	-	-	27.39%
Mid Cap Equity*
Institutional Shares	19.59	38.76	-	-	-	27.72
Russell Midcap Index	4.89	17.87	-	-	-	13.35
Russell Midcap Growth Index	9.03	21.22	-	-	-	12.86
Consumer Price Index	1.53	2.76	-	-	-	5.89
Inception date 12/27/05

Gross and Net Expense Ratios for Original Shares are 1.28% and 1.32%, respectively, as of 3/31/07. Gross and Net Expense Ratios for Institutional Shares are 1.03% and 1.07%, respectively, as of 3/31/07. Contractual fee waivers in effect until 3/31/08.

*Average annualized returns.

Performance data quoted represent past performance, which does not guarantee future results. The investment return and principal value of an investment will fluctuate so that an investor’s shares, when redeemed, may be worth more or less than their original cost. Current performance to the most recent month-end may be lower or higher than what is shown and may be obtained at 1-800-248-6314 or www.rainierfunds.com.

Small- and medium-capitalization companies tend to have limited liquidity and greater price volatility than large-capitalization companies. The Advisor has an agreement in place to limit expenses. However, the expense limits currently have not been exceeded. Please refer to the Schedule of Investments for complete fund holdings. Fund holdings and sector weightings are subject to change at any time due to ongoing portfolio management. References to specific investments should not be construed as a recommendation by the Fund or the Advisor to buy or sell securities.

See page 56 for index descriptions.
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Small/Mid Cap Equity Portfolio

OBJECTIVE:
The Small/Mid Cap Equity Portfolio seeks to maximize long-term capital appreciation.
The Portfolio invests primarily in the common stock of small- and mid-capitalization companies traded in the U.S.

HYPOTHETICAL COMPARISON OF CHANGE IN VALUE OF $10,000
(Assumes reinvestment of dividends and capital gains and does not guarantee performance)

TOTAL RETURNS as of September 30, 2007
	6 Months	1 Year	3 Years*	5 Years*	10 Years*	Since Inception*
Small/Mid Cap Equity*
Original Shares	17.19%	35.45%	24.37%	24.79%	11.27%	16.01%
Small/Mid Cap Equity*
Institutional Shares+	17.34	35.80	24.69	25.11	11.42	16.12
Russell 2500 Index	2.32	15.17	14.97	19.55	9.24	12.67
Russell 2500 Growth Index	7.69	21.27	16.06	19.82	5.96	9.76
Consumer Price Index	1.53	2.76	3.16	2.87	2.61	2.62
Inception date 5/10/94 (Original Shares) +Inception date 5/2/02 (Institutional Shares)

Gross Expense Ratio for Original Shares is 1.18% and for Institutional Shares is 0.93% as of 3/31/07.

*Average annualized returns. The performance figures for the Institutional Shares include the performance for the Original Shares for periods prior to the effective date of the I-Shares, which was 5/2/02. The Original Shares commenced on 5/10/94, and they impose higher expenses than that of the I-Shares.

Performance data quoted represent past performance, which does not guarantee future results. The investment return and principal value of an investment will fluctuate so that an investor’s shares, when redeemed, may be worth more or less than their original cost. Current performance to the most recent month-end may be lower or higher than what is shown and may be obtained at 1-800-248-6314 or www.rainierfunds.com.

Small- and medium-capitalization companies tend to have limited liquidity and greater price volatility than large-capitalization companies. The Advisor has an agreement in place to limit expenses. However, the expense limits currently have not been exceeded. Please refer to the Schedule of Investments for complete fund holdings. Fund holdings and sector weightings are subject to change at any time due to ongoing portfolio management. References to specific investments should not be construed as a recommendation by the Fund or the Advisor to buy or sell securities.

See page 56 for index descriptions.
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PORTFOLIO INVESTMENT RETURNS

Balanced Portfolio

OBJECTIVE:
The Balanced Portfolio seeks to provide investors with a balance of long-term capital appreciation and current income. The Portfolio invests primarily in a diversified portfolio of common stock of companies traded in the U.S. and investment-grade debt securities and cash-equivalent securities.

HYPOTHETICAL COMPARISON OF CHANGE IN VALUE OF $10,000
(Assumes reinvestment of dividends and capital gains and does not guarantee performance)

TOTAL RETURNS as of September 30, 2007
	6 Months	1 Year	3 Years*	5 Years*	10 Years*	Since Inception*
Balanced*
Original Shares	9.63%	15.55%	11.42%	11.26%	6.70%	10.09%
Balanced*
Institutional Shares+	9.77	15.82	11.68	11.53	6.84	10.20
Balanced Index	6.17	11.99	9.28	10.75	6.42	9.56
S&P 500 Index	8.43	16.44	13.13	15.45	6.57	11.59
Lehman U.S. Govt./Credit
Intermediate Bond Index	2.72	5.43	3.47	3.81	5.67	6.19
Consumer Price Index	1.53	2.76	3.16	2.87	2.61	2.62
Inception date 5/10/94 (Original Shares) +Inception date 5/2/02 (Institutional Shares)

Gross and Net Expense Ratios for Original Shares are 1.06% and 1.08%, respectively, as of 3/31/07. Gross and Net Expense Ratios for Institutional Shares are 0.81% and 0.83%, respectively, as of 3/31/07. Contractual fee waivers in effect until 3/31/08.

*Average annualized returns. The performance figures for the Institutional Shares include the performance for the Original Shares for periods prior to the effective date of the I-Shares, which was 5/2/02. The Original Shares commenced on 5/10/94, and they impose higher expenses than that of the I-Shares.

Performance data quoted represent past performance, which does not guarantee future results. The investment return and principal value of an investment will fluctuate so that an investor’s shares, when redeemed, may be worth more or less than their original cost. Current performance to the most recent month-end may be lower or higher than what is shown, and may be obtained at 1-800-248-6314 or www.rainierfunds.com.

Investments in debt securities typically decrease in value when interest rates rise. This risk is usually greater for longer-term debt securities. Investment performance reflects fee reductions and/or recoupment. In the absence of such reductions, total returns would be reduced. In the absence of recoupment, total returns would be greater. Please refer to the Schedule of Investments for complete fund holdings. Fund holdings and sector weightings are subject to change at any time due to ongoing portfolio management. References to specific investments should not be construed as a recommendation by the Fund or the Advisor to buy or sell securities.

See page 56 for index descriptions.
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Intermediate Fixed Income Portfolio

OBJECTIVE:
The Intermediate Fixed Income Portfolio seeks to provide investors with current income. The Portfolio invests primarily in a diversified portfolio of investment-grade debt -securities.

HYPOTHETICAL COMPARISON OF CHANGE IN VALUE OF $10,000
(Assumes reinvestment of dividends and capital gains and does not guarantee performance)

TOTAL RETURNS AS OF SEPTEMBER 30, 2007
	6 Months	1 Year	3 Years*	5 Years*	10 Years*	Since Inception*
Intermediate Fixed
Income*	2.04%	4.55%	2.92%	3.30%	5.17%	5.53%
Lehman U.S. Govt./Credit
Intermediate Bond Index	2.72	5.43	3.47	3.81	5.67	6.19
Citigroup 3-month
Treasury Bill Index	2.45	5.02	3.98	2.83	3.65	4.07
Consumer Price Index	1.53	2.76	3.16	2.87	2.61	2.62
Inception date 5/10/94

Gross and Net Expense Ratios are 0.73% and 0.55%, respectively, as of 3/31/07. Contractual fee waivers in effect until 3/31/08.

*Average annualized returns.

Performance data quoted represent past performance, which does not guarantee future results. The investment return and principal value of an investment will fluctuate so that an investor’s shares, when redeemed, may be worth more or less than their original cost. Current performance to the most recent month-end may be lower or higher than what is shown, and may be obtained at 1-800-248-6314 or www.rainierfunds.com.

Investments in debt securities typically decrease in value when interest rates rise. This risk is usually greater for longer-term debt securities. Please refer to the Schedule of Investments for complete fund holdings. Fund holdings and sector weightings are subject to change at any time due to ongoing portfolio management. Investment performance reflects fee reductions. In the absence of such reductions, total return would be reduced.

See page 56 for index descriptions.
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Fund Expenses

Rainier Funds
   September 30, 2007 (Unaudited)

EXPENSE EXAMPLES
As a shareholder of the Funds, you incur two types of costs: (1) transaction costs, and (2) ongoing costs, including management fees; distribution and/or service (12b-1) fees (Original Class only); and other Fund expenses. The examples below are intended to help you understand your ongoing costs (in dollars) of investing in the Funds and to compare these costs with the ongoing costs of investing in other mutual funds.

These examples are based on an investment of $1,000 invested 4/1/07 and held for the entire period from 4/1/07 to 9/30/07.

ACTUAL EXPENSES
The information in the tables under the headings “Actual Performance” provides actual account values and actual expenses. You may use the information in these columns, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the appropriate column for your share class, found in the row entitled “Expenses Paid during Period,” to estimate the expenses you paid on your account during this period.

HYPOTHETICAL EXAMPLES FOR COMPARISON PURPOSES
The information in the tables under the headings “Hypothetical Performance (5% return before expenses)” provides hypothetical account values and hypothetical expenses based on the Funds’ actual expense ratios and an assumed rate of return of 5% per year before expenses, which are not the Funds’ actual returns. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Funds and other funds. To do so, compare these 5% hypothetical examples with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the tables are meant to highlight your ongoing costs only and do not reflect any transaction costs, such as exchange fees. Therefore, the information under the headings “Hypothetical Performance (5% return before expenses)” is useful in comparing ongoing costs only and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

LARGE CAP EQUITY PORTFOLIO
Expenses Example
	Actual Performance		Hypothetical Performance (5% return before expenses)
	Original	Institutional	Original	Institutional
Beginning Account Value (4/1/07)	$1,000.00	$1,000.00	$1,000.00	$1,000.00
Ending Account Value (9/30/07)	$1,145.50	$1,146.60	$1,019.72	$1,020.97
Expenses Paid during Period*	$5.67	$4.33	$5.34	$4.08

*For each class of the Fund, expenses are equal to the annualized expense ratio for the class (1.06% for Original, 0.81% for Institutional), multiplied by the average account value over the period, multiplied by 183/366 (to reflect the six-month period).

LARGE CAP GROWTH EQUITY PORTFOLIO
Expenses Example

	Actual Performance		Hypothetical Performance (5% return before expenses)
	Original	Institutional	Original	Institutional
Beginning Account Value (4/1/07)	$1,000.00	$1,000.00	$1,000.00	$1,000.00
Ending Account Value (9/30/07)	$1,154.60	$1,157.50	$1,019.05	$1,020.30
Expenses Paid during Period*	$6.41	$5.07	$6.01	$4.75

*For each class of the Fund, expenses are equal to the annualized expense ratio for the class (1.19% for Original, 0.94% for Institutional), multiplied by the average account value over the period, multiplied by 183/366 (to reflect the six-month period).

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MID CAP EQUITY PORTFOLIO
Expenses Example

	Actual Performance		Hypothetical Performance (5% return before expenses)
	Original	Institutional	Original	Institutional
Beginning Account Value (4/1/07)	$1,000.00	$1,000.00	$1,000.00	$1,000.00
Ending Account Value (9/30/07)	$1,194.20	$1,195.90	$1,019.15	$1,020.42
Expenses Paid during Period*	$6.42	$5.03	$5.91	$4.62

* For each class of the Fund, expenses are equal to the annualized expense ratio for the class (1.17% for Original, 0.92% for Institutional), multiplied by the average account value over the period, multiplied by 183/366 (to reflect the six-month period).

SMALL/MID CAP EQUITY PORTFOLIO
Expenses Example

	Actual Performance		Hypothetical Performance (5% return before expenses)
	Original	Institutional	Original	Institutional
Beginning Account Value (4/1/07)	$1,000.00	$1,000.00	$1,000.00	$1,000.00
Ending Account Value (9/30/07)	$1,171.90	$1,173.40	$1,019.22	$1,020.47
Expenses Paid during Period*	$6.28	$4.92	$5.84	$4.58

*For each class of the Fund, expenses are equal to the annualized expense ratio for the class (1.16% for Original, 0.91% for Institutional), multiplied by the average account value over the period, multiplied by 183/366 (to reflect the six-month period).

BALANCED PORTFOLIO
Expenses Example

	Actual Performance		Hypothetical Performance (5% return before expenses)
	Original	Institutional	Original	Institutional
Beginning Account Value (4/1/07)	$1,000.00	$1,000.00	$1,000.00	$1,000.00
Ending Account Value (9/30/07)	$1,096.30	$1,097.70	$1,019.65	$1,020.91
Expenses Paid during Period*	$5.61	$4.29	$5.40	$4.14

*For each class of the Fund, expenses are equal to the annualized expense ratio for the class (1.07% for Original, 0.82% for Institutional), multiplied by the average account value over the period, multiplied by 183/366 (to reflect the six-month period).

INTERMEDIATE FIXED INCOME PORTFOLIO
Expenses Example

	Actual Performance	Hypothetical Performance (5% return before expenses)
Beginning Account Value (4/1/07)	$1,000.00	$1,000.00
Ending Account Value (9/30/07)	$1,020.40	$1,022.25
Expenses Paid during Period*	$2.78	$2.78

*Expenses are equal to the Fund’s annualized expense ratio of 0.55%, multiplied by the average account value over the period, multiplied by 183/366 (to reflect the six-month period).
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SCHEDULES OF INVESTMENTS

Large Cap Equity Portfolio
Sector Representation as of 9/30/07 (% of net assets)

September 30, 2007 (Unaudited)

COMMON STOCKS
(96.0%)	Shares	Value

CONSUMER DISCRETIONARY (8.9%)
Abercrombie & Fitch Co.	72,950	$5,887,065
Avon Products, Inc.	136,250	5,113,462
Coach, Inc.*	160,900	7,605,743
Gildan Activewear Inc.*	128,883	5,076,701
Google Inc. Cl. A*	28,250	16,025,378
J.C. Penney Co., Inc.	119,700	7,585,389
Kohl’s Corp.*	206,950	11,864,444
News Corp.	450,000	9,895,500
Omnicom Group Inc.	168,300	8,093,547
Target Corp.	122,900	7,812,753
Total Consumer Discretionary		84,959,982

CONSUMER STAPLES (6.6%)
Fomento Economico
Mexicano S.A. de C.V. - ADR	169,900	6,354,260
PepsiCo, Inc.	387,077	28,357,261
Procter & Gamble Co.	394,138	27,723,667
Total Consumer Staples		62,435,188

ENERGY (12.1%)
Cameron International Corp.*	88,650	8,181,508
Devon Energy Corp.	130,000	10,816,000
EnCana Corp.	96,950	5,996,358
Halliburton Co.	302,200	11,604,480
National-Oilwell Varco, Inc.*	91,158	13,172,331
Noble Corp.	106,100	5,204,205
NRG Energy, Inc.*	227,600	9,625,204
Schlumberger Ltd.	119,200	12,516,000
Total SA - ADR	146,500	11,870,895
Transocean Inc.*	231,100	26,125,855
Total Energy		115,112,836

FINANCIALS (15.9%)
American Express Co.	97,650	5,797,480
American International
Group, Inc.	321,907	21,777,009
Ameriprise Financial, Inc.	102,350	6,459,308
Assurant, Inc.	87,200	4,665,200
Bank of America Corp.	175,842	8,839,577
CB Richard Ellis Group, Inc.*	358,450	9,979,248
Chubb Corp.	49,550	2,657,862
Citigroup, Inc.	316,086	14,751,734
Hartford Financial
Services Group, Inc.	79,950	7,399,373
J.P. Morgan Chase & Co.	229,750	10,527,145
Merrill Lynch & Co., Inc.	77,450	5,520,636
Morgan Stanley	220,550	13,894,650
Northern Trust Corp.	64,400	4,267,788
Paychex, Inc.	83,350	3,417,350
Prudential Financial, Inc.	201,600	19,672,128
T. Rowe Price Group, Inc.	147,000	8,186,430
The Charles Schwab Corp.	173,950	3,757,320
Total Financials		151,570,238

P / 14

HEALTH CARE (13.5%)
Abbott Laboratories	139,850	$7,498,757
Aetna Inc.	103,350	5,608,804
Allergan, Inc.	91,300	5,886,111
Barr Pharmaceuticals, Inc.*	75,050	4,271,095
Cytyc Corp.*	114,250	5,444,012
Endo Pharmaceuticals
Holdings Inc.*	118,100	3,662,281
Genentech, Inc.*	82,950	6,471,759
Genzyme Corp.*	127,050	7,872,018
Gilead Sciences, Inc.*	325,550	13,305,229
Medtronic, Inc.	144,700	8,162,527
Merck & Co., Inc.	244,600	12,643,374
Novartis AG - ADR	152,250	8,367,660
QIAGEN N.V.*	156,700	3,041,547
Shire Pharmaceuticals
Group PLC - ADR	85,363	6,315,155
Teva Pharmaceutical
Industries, Ltd. - ADR	168,650	7,499,866
ThermoFisher Scientific Inc.*	46,700	2,695,524
Wyeth	324,100	14,438,655
Zimmer Holdings, Inc.*	61,600	4,988,984
Total Health Care		128,173,358

INFORMATION TECHNOLOGY (15.8%)
Adobe Systems, Inc.*	333,898	14,577,987
Apple Inc.*	68,350	10,494,459
Autodesk, Inc.*	163,200	8,155,104
Cisco Systems, Inc.*	496,635	16,443,585
Citrix Systems, Inc.*	160,200	6,459,264
Corning, Inc.	563,975	13,901,984
Hewlett-Packard Co.	262,300	13,059,917
Intersil Corp.	347,350	11,611,910
Microchip Technology, Inc.	186,550	6,775,496
Microsoft Corp.	405,286	11,939,726
Oracle Corp.*	551,100	11,931,315
QUALCOMM, Inc.	228,085	9,638,872
Texas Instruments Inc.	306,191	11,203,529
Trimble Navigation Ltd.*	94,650	3,711,226
Total Information Technology		149,904,374

INTEGRATED OILS (0.8%)
Royal Dutch Shell PLC - ADR	99,050	8,139,929
Total Integrated Oils		8,139,929

MATERIALS (8.2%)
Alcoa, Inc.	111,565	4,364,423
Companhia Vale do
Rio Doce - ADR	273,500	9,279,855
E.I. du Pont de Nemours & Co.	145,250	7,198,590
Freeport-McMoRan
Copper & Gold Inc.	84,850	8,899,916
McDermott International, Inc.*	360,474	19,494,434
Mosaic Co.*	125,650	6,724,788
Potash Corp. of Saskatchewan	43,700	4,619,090
Precision Castparts Corp.	78,650	11,638,627
Weyerhaeuser Co.	76,900	5,559,870
Total Materials		77,779,593

OTHER (4.3%)
Foster Wheeler Ltd.*	95,150	12,491,292
General Electric Co.	693,874	28,726,384
Total Other		41,217,676

PRODUCER DURABLES (6.1%)
ASML Holding N.V. - ADR	172,600	5,671,636
Boeing Co.	69,575	7,304,679
Cooper Industries, Ltd. Cl. A.	128,900	6,585,501
Deere & Co.	55,450	8,229,889
Emerson Electric Co.	222,000	11,814,840
Terex Corp.*	77,700	6,916,854
United Technologies Corp.	141,150	11,359,752
Total Producer Durables		57,883,151

UTILITIES (3.8%)
America
Movil S.A.B. de C.V. - ADR	258,350	16,534,400
Comcast Corp. Cl. A*	597,525	14,448,154
Constellation Energy Group, Inc.	56,550	4,851,425
Total Utilities		35,833,979

TOTAL COMMON STOCKS
(cost $719,822,840)		$913,010,304

SHORT-TERM INVESTMENTS
(3.4%)	Principal Amount	Value

COMMERCIAL PAPER (3.3%)
Devon Energy
5.500%, 10/01/2007	$11,876,000	$11,876,000
Starbucks Co.
5.500%, 10/01/2007	19,632,000	19,632,000
		31,508,000

VARIABLE RATE DEMAND NOTES** (0.1%)
Wisconsin Corp. Central Credit Union
4.869%	332,591	332,591
TOTAL SHORT-TERM INVESTMENTS
(cost $31,840,591)		$31,840,591

TOTAL INVESTMENTS (99.4%)
(cost $751,663,431)		$944,850,895

OTHER ASSETS IN EXCESS
OF LIABILITIES (0.6%)		5,707,022
TOTAL NET ASSETS (100.0%)		$950,557,917

ADR - American Depository Receipt

*Non-income-producing security.

**The variable-rate securities are subject to a demand feature, which reduces the remaining maturity.

The accompanying notes are an integral part of these financial statements.

P / 15

SCHEDULES OF INVESTMENTS

Large Cap Growth Equity Portfolio
Sector Representation as of 9/30/07 (% of net assets)

September 30, 2007 (Unaudited)

COMMON STOCKS
(94.7%)	Shares	Value

AUTOS AND TRANSPORTATION (0.7%)
Expeditors International of
Washington, Inc.	18,450	$872,685
Total Autos and Transportation		872,685

CONSUMER DISCRETIONARY AND SERVICES (12.9%)
Coach, Inc.*	29,200	1,380,284
Focus Media Holding Ltd. - ADR*	24,150	1,401,183
Google Inc. Cl. A*	7,350	4,169,434
Kohl’s Corp.*	30,150	1,728,500
MGM Mirage*	28,300	2,531,152
News Corp.	49,075	1,079,159
Nike, Inc.	35,600	2,088,296
Starbucks Corp.*	43,250	1,133,150
Total Consumer Discretionary and Services		15,511,158

CONSUMER STAPLES (4.7%)
Fomento Economico
Mexicano S.A. de C.V. - ADR	20,750	776,050
PepsiCo, Inc.	29,350	2,150,181
Procter & Gamble Co.	38,650	2,718,641
Total Consumer Staples		5,644,872

ENERGY (8.7%)
Cameron International Corp.*	11,050	1,019,804
Halliburton Co.	36,350	1,395,840
National-Oilwell Varco, Inc.*	13,150	1,900,175
Noble Corp.	23,850	1,169,843
Schlumberger Ltd.	17,725	1,861,125
Transocean Inc.*	27,450	3,103,223
Total Energy		10,450,010

FINANCIAL SERVICES (8.0%)
American Express Co.	17,650	1,047,880
Ameriprise Financial, Inc.	7,950	501,724
CB Richard Ellis Group, Inc.*	71,700	1,996,128
IntercontinentalExchange, Inc.*	4,150	630,385
Morgan Stanley	25,350	1,597,050
Prudential Financial, Inc.	16,225	1,583,236
T. Rowe Price Group, Inc.	22,750	1,266,948
The Charles Schwab Corp.	47,450	1,024,920
Total Financial Services		9,648,271

P / 16

HEALTH CARE (16.0%)
Abbott Laboratories	27,650	$1,482,593
Aetna Inc.	21,300	1,155,951
Alcon, Inc.	9,675	1,392,426
Allergan, Inc.	24,200	1,560,174
Barr Pharmaceuticals, Inc.*	11,650	663,001
Celgene Corp.*	22,300	1,590,213
Cytyc Corp.*	20,250	964,912
Genentech, Inc.*	21,450	1,673,529
Genzyme Corp.*	18,550	1,149,358
Gilead Sciences, Inc.*	42,500	1,736,975
Hologic, Inc.*	12,750	777,750
Intuitive Surgical, Inc.*	5,050	1,161,500
Medtronic, Inc.	27,775	1,566,788
Respironics, Inc.*	17,500	840,525
Zimmer Holdings, Inc.*	19,750	1,599,553
Total Health Care		19,315,248

MATERIALS AND PROCESSING (10.0%)
Allegheny Technologies, Inc.	5,000	549,750
Freeport-McMoRan
Copper & Gold Inc.	11,200	1,174,768
McDermott International, Inc.*	48,500	2,622,880
Monsanto Co.	27,600	2,366,424
Mosaic Co.*	20,400	1,091,808
Potash Corp. of Saskatchewan	8,250	872,025
Precision Castparts Corp.	23,075	3,414,639
Total Materials and Processing		12,092,294

OTHER (1.3%)
Foster Wheeler Ltd.*	11,950	1,568,796
Total Other		1,568,796

PRODUCER DURABLES (7.2%)
ASML Holding N.V. - ADR	21,050	691,703
Boeing Co.	15,700	1,648,343
Deere & Co.	6,150	912,783
General Cable Corp.*	17,200	1,154,464
Manitowoc Co., Inc.	17,650	781,542
Nokia Corp. - ADR	28,700	1,088,591
Terex Corp.*	9,550	850,141
United Technologies Corp.	20,125	1,619,660
Total Producer Durables		8,747,227

TECHNOLOGY (20.7%)
Adobe Systems Inc.*	49,375	2,155,712
Apple Inc.*	15,100	2,318,454
Autodesk, Inc.*	20,425	1,020,637
Cisco Systems, Inc.*	105,025	3,477,378
Cognizant Technology
Solutions Corp.*	16,300	1,300,251
Corning Inc.	56,825	1,400,736
Intersil Corp.	31,550	1,054,716
Microchip Technology, Inc.	28,650	1,040,568
Microsoft Corp.	78,475	2,311,873
NVIDIA Corp*	33,675	1,220,382
Oracle Corp.*	104,400	2,260,260
QUALCOMM, Inc.	34,025	1,437,897
Research In Motion Ltd.*	15,000	1,478,250
Riverbed Technology, Inc.*	25,250	1,019,848
Texas Instruments, Inc.	39,525	1,446,220
Total Technology		24,943,182

UTILITIES (4.5%)
America Movil
S.A.B. de C.V. - ADR	17,325	1,108,800
Comcast Corp. Cl. A*	76,850	1,858,233
NII Holdings, Inc.*	30,575	2,511,736
Total Utilities		5,478,769

TOTAL COMMON STOCKS
(cost $101,722,082)		$114,272,512

SHORT-TERM INVESTMENTS
(6.7%)	Principal Amount	Value

COMMERCIAL PAPER (6.6%)
Home Depot
5.500%, 10/01/2007	$3,996,000	$3,996,000
Starbucks Co.
5.500%, 10/01/2007	3,996,000	3,996,000
		7,992,000

VARIABLE RATE DEMAND NOTES** (0.1%)
Wisconsin Corp. Central Credit Union
4.869%	45,931	45,931

TOTAL SHORT-TERM INVESTMENTS
(cost $8,037,931)		$8,037,931

TOTAL INVESTMENTS (101.4%)
(cost $109,760,013)		$122,310,443

LIABILITIES IN EXCESS
OF OTHER ASSETS (-1.4%)		(1,711,802)
NET ASSETS (100.0%)		$120,598,641

ADR - American Depository Receipt

*Non-income-producing security.

**The variable-rate securities are subject to a demand feature, which reduces the remaining maturity.

The accompanying notes are an integral part of these financial statements.
P / 17

SCHEDULES OF INVESTMENTS

Mid Cap Equity Portfolio
Sector Representation as of 9/30/07 (% of net assets)

September 30, 2007 (Unaudited)

COMMON STOCKS
(96.0%)	Shares	Value

AUTOS AND TRANSPORTATION (0.3%)
American Commercial Lines Inc.*	72,700	$1,725,171
Total Autos and Transportation		1,725,171

CONSUMER DISCRETIONARY AND SERVICES (12.8%)
Abercrombie & Fitch Co.	47,100	3,800,970
Activision, Inc.*	265,700	5,736,463
Avon Products, Inc.	79,350	2,978,005
Bare Escentuals, Inc.*	154,900	3,852,363
Coach, Inc.*	103,050	4,871,173
Focus Media Holding Ltd. - ADR*	124,150	7,203,183
FTI Consulting, Inc.*	59,850	3,011,053
GameStop Corp.*	171,350	9,655,573
Gildan Activewear Inc.*	78,500	3,092,115
J.C. Penney Co., Inc.	78,825	4,995,140
Kohl’s Corp.*	83,975	4,814,287
MSC Industrial Direct Co., Inc.	123,975	6,271,895
Phillips-Van Heusen Corp.	102,250	5,366,080
Saks Inc.	299,350	5,133,853
TeleTech Holdings, Inc.*	108,000	2,582,280
Urban Outfitters, Inc.*	181,450	3,955,610
Vail Resorts, Inc.*	50,450	3,142,531
Total Consumer Discretionary
and Services		80,462,574

CONSUMER STAPLES (1.7%)
Church & Dwight Co., Inc.	106,925	5,029,752
Fomento Economico
Mexicano S.A. de C.V. - ADR	148,875	5,567,925
Total Consumer Staples		10,597,677

ENERGY (11.5%)
Cameron International Corp.*	78,250	7,221,692
Compagnie Generale de
Geophysique - Veritas - ADR*	140,250	9,128,872
Halliburton Co.	124,200	4,769,280
National-Oilwell Varco, Inc.*	58,350	8,431,575
Noble Corp.	251,150	12,318,908
NRG Energy, Inc.*	200,350	8,472,802
Petrohawk Energy Corp.*	338,450	5,557,349
Southwestern Energy Co.*	50,000	2,092,500
Transocean Inc.*	125,700	14,210,385
Total Energy		72,203,363

FINANCIAL SERVICES (16.1%)
Ameriprise Financial, Inc.	76,650	4,837,381
Arch Capital Group Ltd.*	29,075	2,163,471
Assurant, Inc.	86,350	4,619,725
CB Richard Ellis Group, Inc.*	396,200	11,030,208
Chubb Corp.	50,500	2,708,820
Digital Realty Trust, Inc.	114,900	4,525,911
East West Bancorp, Inc.	111,625	4,014,035
Hartford Financial
Services Group, Inc.	18,000	1,665,900
IntercontinentalExchange, Inc.*	26,400	4,010,160
Invesco PLC - ADR	180,800	4,935,840
Jones Lang LaSalle Inc.	55,650	5,718,594
Lazard Ltd Cl. A	148,400	6,292,160
Northern Trust Corp.	137,350	9,102,185
Paychex, Inc.	150,600	6,174,600
Sotheby’s Holdings, Inc. Cl. A	276,325	13,205,572
Sunstone Hotel Investors, Inc.	235,850	6,047,194
T. Rowe Price Group, Inc.	138,900	7,735,341
The Charles Schwab Corp.	103,650	2,238,840
Total Financial Services		101,025,937

P / 18

HEALTH CARE (11.3%)
Allscripts Healthcare
Solutions, Inc.*	152,100	$4,111,263
Barr Pharmaceuticals, Inc.*	68,000	3,869,880
Celgene Corp.*	47,750	3,405,052
Cytyc Corp.*	197,500	9,410,875
Endo Pharmaceuticals
Holdings Inc.*	242,925	7,533,104
Express Scripts, Inc.*	82,550	4,607,941
Genzyme Corp.*	79,761	4,941,992
Immucor, Inc.*	201,500	7,203,625
Intuitive Surgical, Inc.*	15,450	3,553,500
Inverness Medical
Innovations, Inc.*	61,650	3,410,478
Psychiatric Solutions, Inc.*	100,850	3,961,388
QIAGEN N.V.*	242,950	4,715,660
Respironics, Inc.*	78,600	3,775,158
Shire Pharmaceuticals
Group PLC - ADR	47,825	3,538,093
VCA Antech, Inc.*	81,350	3,396,363
Total Health Care		71,434,372

MATERIALS AND PROCESSING (12.8%)
Airgas, Inc.	85,000	4,388,550
CF Industries Holdings, Inc.	69,800	5,298,518
Cleveland-Cliffs, Inc.	43,000	3,782,710
Haynes International, Inc.*	50,000	4,268,500
McDermott International, Inc.*	383,924	20,762,610
Mosaic Co.*	69,100	3,698,232
Packaging Corp. of America	140,550	4,085,788
Potash Corp. of Saskatchewan	92,700	9,798,390
Precision Castparts Corp.	112,800	16,692,144
Reliance Steel & Aluminum Co.	112,550	6,363,577
Weyerhaeuser Co.	21,600	1,561,680
Total Materials and Processing		80,700,699

OTHER (2.4%)
Foster Wheeler Ltd.*	113,700	14,926,536
Total Other		14,926,536

PRODUCER DURABLES (8.7%)
ASML Holding N.V. - ADR	94,025	3,089,662
Baldor Electric Co.	6,000	239,700
BE Aerospace, Inc.*	82,500	3,426,225
Cooper Industries, Ltd. Cl. A	101,550	5,188,190
Deere & Co.	40,550	6,018,431
General Cable Corp.*	183,550	12,319,876
Herman Miller, Inc.	132,625	3,599,442
Joy Global, Inc.	31,525	1,603,361
Manitowoc Co., Inc.	125,750	5,568,210
Terex Corp.*	63,900	5,688,378
Thomas & Betts Corp.*	132,325	7,759,538
Total Producer Durables		54,501,013

TECHNOLOGY (14.6%)
Adobe Systems, Inc.*	103,025	4,498,071
Anixter International Inc.*	102,050	8,414,022
Autodesk, Inc.*	126,375	6,314,959
Ciena Corp.*	135,850	5,173,168
Citrix Systems, Inc.*	108,250	4,364,640
Cognizant Technology
Solutions Corp.*	61,800	4,929,786
CommScope, Inc.*	134,550	6,759,792
F5 Networks, Inc.*	88,050	3,274,579
Harris Corp.	113,600	6,564,944
Intersil Corp.	231,250	7,730,688
Microchip Technology, Inc.	141,325	5,132,924
MICROS Systems, Inc.*	44,300	2,882,601
Nuance Communications, Inc.*	204,000	3,939,240
NVIDIA Corp.*	130,800	4,740,192
Riverbed Technology, Inc.*	138,950	5,612,191
Trimble Navigation Ltd.*	86,400	3,387,744
Verifone Holdings, Inc.*	103,100	4,570,423
Verigy Ltd.*	138,600	3,424,806
Total Technology		91,714,770

UTILITIES (3.8%)
Allegheny Energy, Inc.*	99,450	5,197,257
Constellation Energy Group, Inc.	41,650	3,573,154
ITC Holdings Corp.	109,400	5,420,770
NII Holdings, Inc.*	72,800	5,980,520
Time Warner Telecom Inc.*	166,700	3,662,399
Total Utilities		23,834,100

TOTAL COMMON STOCKS
(cost $534,647,929)		$603,126,212

SHORT-TERM INVESTMENTS
(4.2%)	Principal Amount	Value

COMMERCIAL PAPER (4.2%)
Home Depot
5.500%, 10/01/2007	5,823,000	$5,823,000
Starbucks Co.
5.500%, 10/01/2007	20,237,000	20,237,000
		26,060,000

MONEY MARKET MUTUAL FUNDS (0.0%)
Fidelity Institutional Money Market
4.920%	167,792	167,792

TOTAL SHORT-TERM INVESTMENTS
(cost $26,227,792)		$26,227,792

TOTAL INVESTMENTS (100.2%)
(cost $560,875,721)		$629,354,004

LIABILITIES IN EXCESS
OF OTHER ASSETS (-0.2%)		(1,126,893)
NET ASSETS (100.0%)		$628,227,111

ADR - American Depository Receipt

*Non-income-producing security.

The accompanying notes are an integral part of these financial statements.

P / 19

SCHEDULES OF INVESTMENTS

Small/Mid Cap Equity Portfolio
Sector Representation as of 9/30/07 (% of net assets)

September 30, 2007 (Unaudited)

COMMON STOCKS
(98.7%)	Shares	Value

AUTOS AND TRANSPORTATION (2.1%)
American Commercial Lines Inc.*	1,698,000	$40,293,540
Force Protection, Inc.*	1,897,550	41,100,933
Wabtec Corp.	1,030,250	38,593,165
Total Autos and Transportation		119,987,638

CONSUMER DISCRETIONARY AND SERVICES (15.9%)
Activision, Inc.*	2,030,150	43,830,938
Bare Escentuals, Inc.*	1,284,919	31,955,936
Bright Horizons
Family Solutions, Inc.*	331,100	14,184,324
Coach, Inc.*	881,750	41,680,322
Focus Media Holding Ltd. -ADR*	1,164,550	67,567,191
FTI Consulting, Inc.*	883,300	44,438,823
GameStop Corp.*	1,467,850	82,713,347
Gildan Activewear Inc.*	1,098,150	43,256,129
Gymboree Corp.*	657,400	23,166,776
Iconix Brand Group, Inc.*	1,335,500	31,771,545
J.C. Penney Co., Inc.	512,950	32,505,642
Jack in The Box Inc.*	541,450	35,107,618
The Knot, Inc.*	1,249,846	26,571,726
MSC Industrial Direct Co., Inc.	1,095,850	55,439,052
Phillips-Van Heusen Corp.	907,200	47,609,856
Saks Inc.	2,660,300	45,624,145
TeleTech Holdings, Inc.*	1,358,950	32,492,495
Texas Roadhouse, Inc.*	1,649,356	19,297,465
THQ Inc.*	988,100	24,682,738
The GEO Group, Inc.*	1,111,250	32,904,112
Tupperware Brands Corp.	151,210	4,761,603
Urban Outfitters, Inc.*	1,344,350	29,306,830
Vail Resorts, Inc.*	384,100	23,925,589
Volcom, Inc.*	547,949	23,298,791
WMS Industries Inc.*	1,500,850	49,678,135
Total Consumer Discretionary
and Services		907,771,128

CONSUMER STAPLES (1.4%)
Church & Dwight Co., Inc.	646,775	30,424,296
Fomento Economico
Mexicano S.A. de C.V. - ADR	1,370,775	51,266,985
Total Consumer Staples		81,691,281

P / 20

ENERGY (7.8%)
Arena Resources, Inc.*	610,647	$39,997,378
Cameron International Corp.*	543,550	50,164,229
Concho Resources Inc.*	1,245,831	18,450,757
National-Oilwell Varco, Inc.*	337,400	48,754,300
Noble Corp.	2,915,900	143,024,895
NRG Energy, Inc.*	1,668,950	70,579,896
Petrohawk Energy Corp.*	3,548,900	58,272,938
Tesco Corp.*	513,450	13,940,168
Total Energy		443,184,561

FINANCIAL SERVICES (16.3%)
Ameriprise Financial, Inc.	379,450	23,947,089
Arch Capital Group Ltd.*	266,010	19,793,804
Assurant, Inc.	807,300	43,190,550
Cascade Bancorp	821,350	18,283,251
CB Richard Ellis Group, Inc.*	3,568,550	99,348,432
Cohen & Steers, Inc.	869,800	32,208,694
Digital Realty Trust, Inc.	2,203,750	86,805,712
East West Bancorp, Inc.	1,147,681	41,270,609
GFI Group, Inc.*	463,506	39,917,137
Huron Consulting Group Inc.*	163,300	11,858,846
IntercontinentalExchange, Inc.*	111,600	16,952,040
Invesco PLC - ADR	1,256,100	34,291,530
Jones Lang LaSalle Inc.	336,150	34,542,774
LaSalle Hotel Properties	605,250	25,468,920
Lazard Ltd Cl. A	1,558,450	66,078,280
Northern Trust Corp.	1,091,250	72,317,138
Signature Bank*	870,676	30,673,915
Sotheby’s Holdings, Inc. Cl. A	2,577,906	123,198,128
Stifel Financial Corp.*	709,150	41,017,236
Sunstone Hotel Investors, Inc.	2,505,827	64,249,404
Total Financial Services		925,413,489

HEALTH CARE (13.6%)
Allscripts Healthcare
Solutions, Inc.*	1,573,601	42,534,435
Barr Pharmaceuticals, Inc.*	686,750	39,082,942
Chattem, Inc.*	411,442	29,014,890
Cytyc Corp.*	2,050,300	97,696,795
Endo Pharmaceuticals
Holdings Inc.*	2,493,496	77,323,311
HealthExtras, Inc.*	862,578	24,005,546
Hologic, Inc.*	331,400	20,215,400
Immucor, Inc.*	1,374,878	49,151,889
Integra LifeSciences
Holdings Corp.*	683,813	33,219,636
Intuitive Surgical, Inc.*	233,950	53,808,500
Inverness Medical
Innovations, Inc.*	609,750	33,731,370
Myriad Genetics, Inc.*	707,233	36,882,201
Pediatrix Medical Group, Inc.*	265,350	17,359,197
Psychiatric Solutions, Inc.*	952,789	37,425,552
QIAGEN N.V.*	2,535,974	49,223,255
Respironics, Inc.*	798,800	38,366,364
Shire Pharmaceuticals
Group PLC - ADR	395,127	29,231,495
SonoSite, Inc.*	631,250	19,265,750
United Therapeutics Corp.*	235,197	15,650,008
VCA Antech, Inc.*	682,096	28,477,508
Total Health Care		771,666,044

MATERIALS AND PROCESSING (12.3%)
Airgas, Inc.	773,750	39,948,712
Allegheny Technologies, Inc.	127,550	14,024,122
CF Industries Holdings, Inc.	780,750	59,266,732
Cleveland-Cliffs, Inc.	428,850	37,725,935
Haynes International, Inc.*	428,150	36,551,166
McDermott International, Inc.*	3,394,950	183,598,896
Packaging Corp of America	2,088,850	60,722,870
Precision Castparts Corp.	1,077,800	159,492,844
Reliance Steel & Aluminum Co.	1,103,250	62,377,755
RTI International Metals, Inc.*	602,472	47,751,931
Total Materials and Processing		701,460,963

OTHER (1.7%)
Foster Wheeler Ltd*	758,400	99,562,752
Total Other		99,562,752

PRODUCER DURABLES (9.4%)
ASML Holding N.V. - ADR	618,250	20,315,695
Astec Industries, Inc.*	296,400	17,028,180
Baldor Electric Co.	1,827,450	73,006,628
BE Aerospace, Inc.*	911,800	37,867,054
General Cable Corp.*	1,651,150	110,825,188
Herman Miller, Inc.	1,547,585	42,001,457
Joy Global, Inc.	361,507	18,386,246
Lincoln Electric Holdings, Inc.	290,138	22,517,610
Manitowoc Co., Inc.	1,207,500	53,468,100
Middleby Corp.*	227,800	14,702,212
Terex Corp.*	347,200	30,907,744
Thomas & Betts Corp.*	1,206,600	70,755,024
Woodward Governor Co.	395,600	24,685,440
Total Producer Durables		536,466,578

TECHNOLOGY (14.7%)
Anixter International, Inc.*	934,750	77,070,137
Autodesk, Inc.*	1,066,500	53,293,005
Ciena Corp.*	1,326,450	50,511,216
Citrix Systems, Inc.*	774,100	31,211,712
CommScope, Inc.*	1,128,550	56,698,352
Diodes Inc.*	1,248,283	40,069,884
F5 Networks, Inc.*	850,700	31,637,533
FLIR Systems, Inc.*	463,050	25,648,340
FormFactor, Inc.*	683,088	30,308,615
Harris Corp.	620,200	35,841,358
Informatica Corp.*	1,186,792	18,632,634
Intersil Corp.	1,676,300	56,038,709
Ion Geophysical Corp.*	2,532,650	35,026,550
Kenexa Corp.*	800,150	24,628,617
Microchip Technology, Inc.	646,700	23,488,144
MICROS Systems, Inc.*	426,277	27,737,844
Microsemi Corp.*	904,883	25,228,138
Nuance Communications, Inc.*	1,649,750	31,856,673
Riverbed Technology, Inc.*	924,600	37,344,594
Trimble Navigation Ltd.*	799,254	31,338,749
Verifone Holdings, Inc.*	905,900	40,158,547
Verigy Ltd.*	1,204,215	29,756,153
ViaSat, Inc.*	706,770	21,789,719
Total Technology		835,315,223

P / 21

SCHEDULES OF INVESTMENTS

Small/Mid Cap Equity Portfolio
continued

UTILITIES (3.5%)
Allegheny Energy, Inc.*	586,350	$30,642,651
El Paso Electric Co.*	441,650	10,215,364
ITC Holdings Corp.	1,439,350	71,319,792
NII Holdings, Inc.*	609,800	50,095,070
Time Warner
Telecom Inc.*	1,606,850	35,302,495
Total Utilities		197,575,372

TOTAL COMMON STOCKS
(cost $4,500,703,680)		$5,620,095,029

SHORT-TERM INVESTMENTS
(0.7%)	Principal Amount	Value

COMMERCIAL PAPER (0.7%)
Devon Energy
5.50%, 10/01/2007	38,124,000	$38,124,000

VARIABLE RATE DEMAND NOTES** (0.0%)
Wisconsin Corp. Central Credit Union
4.869%	582,659	582,659

TOTAL SHORT-TERM INVESTMENTS
(cost $38,706,659)		$38,706,659

TOTAL INVESTMENTS (99.4%)
(cost $4,539,410,339)		$5,658,801,688

OTHER ASSETS IN EXCESS
OF LIABILITIES (0.6%)		34,588,815
NET ASSETS (100.0%)		$5,693,390,503

ADR - American Depository Receipt

*Non-income-producing security.

**The variable-rate securities are subject to a demand feature, which reduces the remaining maturity.

The accompanying notes are an integral part of these financial statements.

P / 22

SCHEDULES OF INVESTMENTS

Balanced Portfolio
Sector Representation as of 9/30/07 (% of net assets)

September 30, 2007 (Unaudited)

DEBT SECURITIES
(34.4%)	Principal Amount	Value

ASSET-BACKED SECURITIES (2.1%)
Capital One Credit Card Trust
Series 2006-A6,
5.300%, 02/18/2014	250,000	$253,494
Citibank Credit Card Issuance Trust
Series 2003-A3,
3.100%, 03/10/2010	500,000	495,494
Series 2006-A4,
5.450%, 05/10/2013	1,425,000	1,448,905

TOTAL ASSET-BACKED SECURITIES
(cost $2,164,470)		2,197,893

COLLATERIZED MORTGAGE OBLIGATIONS (0.2%)
Federal National Mortgage Association
Series 2007-B2,
5.500%, 12/25/2020	238,691	237,845

TOTAL COLLATERIZED MORTGAGE OBLIGATIONS
(cost $238,495)		237,845

CORPORATE BONDS (19.1%)

FINANCE (14.2%)
AFLAC Inc.
6.500%, 04/15/2009	700,000	714,197
Allstate Life
4.500%, 05/29/2009	690,000	686,072
American Express Co.
4.750%, 06/17/2009	250,000	249,343
Ameriprise Financial, Inc.
5.350%, 11/15/2010	300,000	302,187
BHP Billiton Financial USA Ltd.
5.125%, 03/29/2012	275,000	274,018
Citigroup, Inc.
3.625%, 02/09/2009	100,000	98,272
4.125%, 02/22/2010	1,200,000	1,179,263
Countrywide Financial Corp.
4.500%, 06/15/2010	750,000	676,351
General Electric Capital Corp.
4.125%, 09/01/2009	1,150,000	1,134,373
4.250%, 06/15/2012	150,000	143,955
Goldman Sachs Group
5.700%, 09/01/2012	1,050,000	1,062,923
Hartford Financial
5.250%, 10/15/2011	500,000	497,908
Household Finance Corp.
6.375%, 10/15/2011	500,000	516,818
International Lease Finance Corp.
5.350%, 03/01/2012	1,300,000	1,287,719
J.P. Morgan Chase & Co.
5.600%, 06/01/2011	350,000	354,728
Key Bank N.A.
6.500%, 04/15/2008	500,000	507,486
Lehman Brothers Holdings, Inc.
4.250%, 01/27/2010	250,000	242,263
Merrill Lynch
4.250%, 02/08/2010	850,000	835,488
Morgan Stanley
5.300%, 03/01/2013	850,000	837,563
Northern Trust Corp.
5.300%, 08/29/2011	325,000	327,103
Protective Life Secured Trust
3.700%, 11/24/2008	1,100,000	1,078,143
SLM Corp.
4.000%, 01/15/2010	600,000	562,410
5.520%, 07/26/2010	775,000	729,993
Wells Fargo & Co.
5.300%, 08/26/2011	250,000	251,601
Western Financial Bank Irvine California
9.625%, 05/15/2012	425,000	456,403
Total Finance		15,006,580

INDUSTRIALS (4.5%)
Amgen Inc.
4.000%, 11/18/2009	550,000	537,897
Caterpillar Financial Services Corp.
5.125%, 10/12/2011	800,000	797,966
Cisco Systems, Inc.
5.250%, 02/22/2011	350,000	353,527
Conoco Funding Co.
6.350%, 10/15/2011	700,000	730,356
Home Depot, Inc.
5.250%, 12/16/2013	750,000	720,897
John Deere Capital Corp.
5.350%, 01/17/2012	575,000	578,209

P / 23

SCHEDULES OF INVESTMENTS

Balanced Portfolio
continued

Target Corp.
5.375%, 05/01/2017	575,000	$552,512
Wellpoint, Inc.
4.250%, 12/15/2009	500,000	492,779
Total Industrials		4,764,143

UTILITIES (0.4%)
Verizon Communications, Inc.
5.350%, 02/15/2011	375,000	378,511
Total Utilities		378,511

TOTAL CORPORATE BONDS
(cost $20,401,197)		$20,149,234

MORTGAGE PASS-THROUGH SECURITIES (3.9%)
Federal Home Loan Mortgage Corp.
Pool #B14728,
4.500%, 05/01/2019	424,915	409,534
Pool #G01779,
5.000%, 04/01/2035	580,193	554,987
Pool #G02327,
6.500%, 08/01/2036	150,709	153,464
		1,117,985
Federal National Mortgage Association
Pool #555872,
5.000%, 11/01/2018	322,791	317,347
Pool #725690,
6.000%, 08/01/2034	961,333	965,004
Pool #807942,
5.500%, 12/01/2034	729,809	716,417
Pool #735394,
6.500%, 02/01/2035	170,094	174,083
Pool #824940,
5.500%, 06/01/2035	506,866	497,149
Pool #745275,
5.000%, 02/01/2036	307,996	294,320
		2,964,320

TOTAL MORTGAGE PASS-THROUGH SECURITIES
(cost $4,121,819)		$4,082,305

U.S. GOVERNMENT AGENCY (4.9%)
Federal Home Loan Bank
5.625%, 06/13/2016	825,000	851,277
Federal Home Loan Mortgage Corp.
5.750%, 01/15/2012	375,000	392,046
4.500%, 07/15/2013	975,000	964,931
		1,356,977
Federal National Mortgage Association
6.625%, 09/15/2009	300,000	312,545
4.625%, 06/01/2010	785,000	787,816
4.750%, 02/21/2013	1,000,000	1,004,710
5.375%, 07/15/2016	375,000	386,466
5.240%, 08/07/2018	500,000	500,349
		2,991,886

TOTAL U.S. GOVERNMENT AGENCY
(cost $5,111,407)		$5,200,140

U.S. TREASURY NOTES (4.2%)
4.875%, 08/31/2008	375,000	377,549
3.625%, 05/15/2013	450,000	436,184
4.250%, 08/15/2013	1,350,000	1,349,051
4.250%, 11/15/2014	1,000,000	990,704
4.500%, 02/15/2016	1,250,000	1,250,586

TOTAL U.S. TREASURY NOTES
(cost $4,350,944)		4,404,074
TOTAL DEBT SECURITIES
(cost $36,388,332)		$36,271,491

COMMON STOCKS
(62.5%)	Shares	Value

CONSUMER DISCRETIONARY (5.4%)
Abercrombie & Fitch Co.	5,250	423,675
Coach, Inc.*	11,700	553,059
Comcast Corp. Cl. A*	43,350	1,048,203
Gildan Activewear Inc.*	9,600	378,144
J.C. Penney Co., Inc.	8,700	551,319
Kohl’s Corp.*	15,050	862,817
News Corp.	34,500	758,655
Omnicom Group Inc.	12,200	586,698
Target Corp.	8,900	565,773
Total Consumer Discretionary		5,728,343

CONSUMER STAPLES (4.6%)
Avon Products, Inc.	9,850	369,670
Fomento Economico
Mexicano S.A. de C.V. - ADR	12,000	448,800
PepsiCo, Inc.	28,024	2,053,038
Procter & Gamble Co.	28,549	2,008,137
Total Consumer Staples		4,879,645

ENERGY (7.7%)
Cameron International Corp.*	6,400	590,656
Devon Energy Corp.	9,400	782,080
EnCana Corp.	7,000	432,950
Halliburton Co.	21,900	840,960
National-Oilwell Varco, Inc.*	6,600	953,700
Noble Corp.	6,550	321,277
Royal Dutch Shell PLC - ADR	7,300	599,914
Schlumberger Ltd.	8,700	913,500
Total SA - ADR	10,500	850,815
Transocean Inc.*	16,750	1,893,588
Total Energy		8,179,440

FINANCIALS (10.1%)
American Express Co.	7,100	421,527
American International Group, Inc.	23,138	1,565,286
Ameriprise Financial, Inc.	7,400	467,014
Assurant, Inc.	6,300	337,050
Bank of America Corp.	12,802	643,557
CB Richard Ellis Group, Inc.*	26,050	725,232
Chubb Corp.	3,600	193,104
Citigroup, Inc.	22,947	1,070,936
Hartford Financial	5,800	536,790
J.P. Morgan Chase & Co.	16,700	765,194
Merrill Lynch & Co., Inc.	5,600	399,168
Morgan Stanley	15,200	957,600

P / 24

Northern Trust Corp.	4,800	$318,096
Prudential Financial, Inc.	14,500	1,414,910
T. Rowe Price Group Inc.	10,650	593,098
The Charles Schwab Corp.	12,600	272,160
Total Financials		10,680,722

HEALTH CARE (8.7%)
Abbott Laboratories	10,100	541,562
Aetna Inc.	7,500	407,025
Allergan, Inc.	6,650	428,725
Barr Pharmaceuticals, Inc.*	5,200	295,932
Cytyc Corp.*	6,600	314,490
Endo Pharmaceuticals Holdings Inc.*	8,550	265,135
Genentech, Inc.*	6,050	472,021
Genzyme Corp.*	9,100	563,836
Gilead Sciences, Inc.*	23,200	948,184
Medtronic, Inc.	10,550	595,125
Merck & Co., Inc.	17,900	925,251
Novartis AG - ADR	10,900	599,064
QIAGEN N.V.*	11,350	220,304
Shire Pharmaceuticals PLC - ADR	6,000	443,880
Teva Pharmaceutical
Industries, Ltd. - ADR	12,200	542,534
ThermoFisher Scientific Inc.*	3,400	196,248
Wyeth	24,150	1,075,883
Zimmer Holdings, Inc.*	4,500	364,455
Total Health Care		9,199,654

INDUSTRIALS (8.6%)
Boeing Co.	5,050	530,200
Cooper Industries, Ltd. Cl. A.	9,300	475,137
Deere & Co.	4,000	593,680
Emerson Electric Co.	15,650	832,893
Foster Wheeler Ltd.*	6,850	899,268
General Electric Co.	51,650	2,138,310
McDermott International, Inc.*	27,400	1,481,792
Precision Castparts Corp.	5,850	865,683
Terex Corp.*	5,650	502,963
United Technologies Corp.	10,100	812,848
Total Industrials		9,132,774

INFORMATION TECHNOLOGY (12.0%)
Adobe Systems, Inc.*	24,200	1,056,572
Apple Inc.*	4,900	752,346
ASML Holding N.V. - ADR	12,500	410,750
Autodesk, Inc.*	11,850	592,144
Cisco Systems, Inc.*	36,791	1,218,150
Citrix Systems, Inc.*	11,900	479,808
Corning, Inc.	40,850	1,006,952
Google Inc. Cl. A*	2,025	1,148,722
Hewlett-Packard Co.	19,600	975,884
Intersil Corp.	25,150	840,765
Microchip Technology, Inc.	13,250	481,240
Microsoft Corp.	30,200	889,692
Oracle Corp.*	40,900	885,485
Paychex, Inc.	6,050	248,050
QUALCOMM, Inc.	16,550	699,403
Texas Instruments Inc.	22,400	819,616
Trimble Navigation Ltd.*	4,400	172,524
Total Information Technology		12,678,103

MATERIALS (3.3%)
Alcoa, Inc.	8,400	328,608
Companhia Vale do
Rio Doce - ADR	20,200	685,386
E.I. du Pont de Nemours & Co.	11,300	560,028
Freeport-McMoRan
Copper & Gold, Inc.	6,100	639,829
Mosaic Co.*	9,100	487,032
Potash Corp. of Saskatchewan	3,150	332,955
Weyerhaeuser Co.	5,750	415,725
Total Materials		3,449,563

TELECOMMUNICATION SERVICES (1.1%)
America Movil S.A.B. de C.V. - ADR	18,650	1,193,600
Total Telecommunication Services		1,193,600

UTILITIES (1.0%)
Constellation Energy Group, Inc.	4,100	351,739
NRG Energy, Inc.*	16,350	691,442
Total Utilities		1,043,181

TOTAL COMMON STOCKS
(cost $49,021,065)		$66,165,025

SHORT-TERM INVESTMENTS
(2.7%)	Principal Amount	Value

COMMERCIAL PAPER (2.6%)
Starbucks Co.
5.500%, 10/01/2007	2,709,000	$2,709,000

VARIABLE RATE DEMAND NOTES** (0.1%)
Wisconsin Corp. Central Credit Union
4.869%	102,555	102,555

TOTAL SHORT-TERM INVESTMENTS
(cost $2,811,555)		$2,811,555

TOTAL INVESTMENTS (99.6%)
(cost $88,220,952)		$105,248,071

OTHER ASSETS IN
EXCESS OF LIABILITIES (0.4%)		401,162
NET ASSETS (100.0%)		$105,649,233

ADR - American Depository Receipt

*Non-income-producing security.

**The variable-rate securities are subject to a demand feature, which reduces the remaining maturity.

The accompanying notes are an integral part of these financial statements.
P / 25

SCHEDULES OF INVESTMENTS

Intermediate Fixed Income Portfolio
Sector Representation as of 9/30/07 (% of net assets)

September 30, 2007 (Unaudited)

DEBT SECURITIES
(97.1%)	Principal Amount	Value

ASSET-BACKED SECURITIES (4.7%)
Bank of America Credit Card Trust
Series 2007-8A,
5.59%, 11/17/14	300,000	$306,011
Capital One Credit Card Trust
Series 2006-A6,
5.30%, 02/18/14	725,000	735,133
Chase Issuance Trust
Series 2005-A7,
4.55%, 03/15/13	250,000	247,735
Citibank Credit Card Issuance Trust
Series 2003-A3,
3.10%, 03/10/10	500,000	495,494
Series 2006-A4,
5.45%, 05/10/13	1,750,000	1,779,357

TOTAL ASSET-BACKED SECURITIES
(cost $3,507,964)		$3,563,730

COLLATERIZED MORTGAGE OBLIGATIONS (0.4%)
Federal National Mortgage Association
Series 2007-B2,
5.500%, 12/25/20	310,299	309,198

TOTAL COLLATERIZED MORTGAGE OBLIGATIONS
(cost $310,043)		$309,198

CORPORATE BONDS (55.2%)

FINANCE (39.1%)
AFLAC Inc.
6.500%, 04/15/2009	2,150,000	2,193,606
Allstate Life
4.500%, 05/29/2009	1,075,000	1,068,880
American Express Co.
4.750%, 06/17/2009	875,000	872,701
Ameriprise Financial, Inc.
5.350%, 11/15/2010	600,000	604,373
BHP Billiton Financial USA Ltd.
5.125%, 03/29/2012	1,400,000	1,394,999
Citigroup, Inc.
3.625%, 02/09/2009	935,000	918,842
5.625%, 08/27/2012	1,100,000	1,114,070
Countrywide Financial Corp.
4.500%, 06/15/2010	1,250,000	1,127,251
Countrywide Home Loans
3.250%, 05/21/2008	500,000	481,949
General Electric Capital Corp.
6.125%, 02/22/2011	1,000,000	1,031,336
4.250%, 06/15/2012	1,350,000	1,295,599
Goldman Sachs Group
5.700%, 09/01/2012	2,025,000	2,049,924
Hartford Financial
5.250%, 10/15/2011	950,000	946,024
Household Finance Corp.
6.375%, 10/15/2011	1,450,000	1,498,774
International Lease Finance Corp.
4.750%, 02/15/2008	1,250,000	1,245,766
5.350%, 03/01/2012	1,250,000	1,238,191
J.P. Morgan Chase & Co.
5.600%, 06/01/2011	1,000,000	1,013,510
Key Bank N.A.
6.500%, 04/15/2008	500,000	507,486
Lehman Brothers Holdings, Inc.
4.250%, 01/27/2010	1,500,000	1,453,578
Merrill Lynch
4.250%, 02/08/2010	1,375,000	1,351,525
Morgan Stanley
5.300%, 03/01/2013	1,375,000	1,354,881
Protective Life Secured Trust
3.700%, 11/24/2008	1,100,000	1,078,143
SLM Corp.
4.000%, 01/15/2010	1,400,000	1,312,290
5.520%, 07/26/2010	1,050,000	989,023
Wells Fargo & Co.
5.300%, 08/26/2011	250,000	251,601
Western Financial Bank Irvine California
9.625%, 05/15/2012	900,000	966,500
Total Finance		29,360,822

INDUSTRIALS (14.6%)
Amgen Inc.
4.000%, 11/18/2009	1,050,000	1,026,895
Caterpillar Financial Services Corp.
4.500%, 06/15/2009	1,000,000	992,100
5.125%, 10/12/2011	1,000,000	997,457
Cisco Systems, Inc.
5.250%, 02/22/2011	950,000	959,574
Conoco Funding Co.
6.350%, 10/15/2011	1,750,000	1,825,889

P / 26

Home Depot, Inc.
5.250%, 12/16/2013	1,175,000	$1,129,405
John Deere Capital Corp.
5.350%, 01/17/2012	1,100,000	1,106,139
Target Corp.
5.375%, 05/01/2017	1,000,000	960,891
Wellpoint, Inc.
4.250%, 12/15/2009	1,000,000	985,558
5.000%, 01/15/2011	1,000,000	991,675
Total Industrials		10,975,583

UTILITIES (1.5%)
Verizon Communications, Inc.
5.350%, 02/15/2011	1,125,000	1,135,534
Total Utilities		1,135,534

TOTAL CORPORATE BONDS
(cost $41,968,494)		$41,471,939

MORTGAGE PASS-THROUGH SECURITIES (7.6%)
Federal Home Loan Mortgage Corp.
Pool #B14728,
4.500%, 05/01/2019	320,306	308,711
Pool #G18073,
5.000%, 09/01/2020	184,077	180,514
Pool #G01779,
5.000%, 04/01/2035	440,812	421,662
Pool #G02327,
6.500%, 08/01/2036	440,013	448,058
		1,358,945
Federal National Mortgage Association
Pool #555872,
5.000%, 11/01/2018	243,605	239,496
Pool #725690,
6.000%, 08/01/2034	1,000,893	1,004,715
Pool #807942,
5.500%, 12/01/2034	549,769	539,681
Pool #735394,
6.500%, 02/01/2035	130,221	133,275
Pool #824940,
5.500%, 06/01/2035	355,346	348,534
Pool #255813,
5.000%, 08/01/2035	873,940	835,133
Pool #735896,
6.000%, 09/01/2035	392,269	393,252
Pool #745283,
5.500%, 01/01/2036	420,486	412,425
Pool #745275,
5.000%, 02/01/2036	420,235	401,575
		4,308,086

TOTAL MORTGAGE PASS-THROUGH SECURITIES
(cost $5,722,260)		$5,667,031

U.S. GOVERNMENT AGENCY (15.9%)
Federal Home Loan Bank
4.000%, 11/13/2009	350,000	347,359
5.625%, 06/13/2016	1,250,000	1,289,814
		1,637,173
Federal Home Loan Mortgage Corp.
6.625%, 09/15/2009	1,000,000	1,041,818
5.750%, 01/15/2012	250,000	261,364
4.500%, 07/15/2013	2,700,000	2,672,117
4.750%, 01/19/2016	500,000	495,685
		4,470,984
Federal National Mortgage Association
4.625%, 06/01/2010	1,000,000	1,003,587
6.000%, 05/15/2011	2,000,000	2,101,642
5.375%, 11/15/2011	1,000,000	1,031,665
4.375%, 03/15/2013	150,000	147,988
5.375%, 07/15/2016	750,000	772,932
5.240%, 08/07/2018	805,000	805,562
		5,863,376

TOTAL U.S. GOVERNMENT AGENCY
(cost $11,793,343)		$11,971,533

U.S. TREASURY NOTES (13.3%)
3.875%, 05/15/2009	2,000,000	1,997,970
6.000%, 08/15/2009	150,000	155,520
3.625%, 01/15/2010	750,000	744,493
3.875%, 05/15/2010	500,000	498,711
4.250%, 08/15/2013	1,250,000	1,249,121
4.000%, 02/15/2014	1,500,000	1,472,578
4.750%, 05/15/2014	1,250,000	1,278,516
4.250%, 11/15/2014	1,300,000	1,287,915
4.500%, 02/15/2016	1,300,000	1,300,610

TOTAL U.S. TREASURY NOTES
(cost $9,911,376)		$9,985,434

TOTAL DEBT SECURITIES
(cost $73,213,480)		$72,659,667

SHORT-TERM INVESTMENTS (4.7%)

COMMERCIAL PAPER (4.6%)
Starbucks Co.
5.500%, 10/01/2007	3,426,000	3,426,000

VARIABLE RATE DEMAND NOTES* (0.1%)
Wisconsin Corp. Central Credit Union
4.869%	102,690	102,690

TOTAL SHORT-TERM INVESTMENTS
(cost $3,528,690)		$3,528,690

TOTAL INVESTMENTS (101.8%)
(cost $76,742,170)		$76,497,555

LIABILITIES IN EXCESS
OF OTHER ASSETS (-1.8%)		(1,345,379)
NET ASSETS (100.0%)		$75,152,176

* The variable-rate securities are subject to a demand feature, which reduces the remaining maturity.

The accompanying notes are an integral part of these financial statements.
P / 27

Statements of Assets and Liabilities

Rainier Funds
  September 30, 2007 (Unaudited)

	LARGE CAP EQUITY PORTFOLIO	LARGE CAP GROWTH EQUITY PORTFOLIO	MID CAP EQUITY PORTFOLIO
ASSETS
Investments in securities, at cost (Note 2)	$751,663,431	$109,760,013	$560,875,721
Investments in securities, at value (Note 2)	$944,850,895	$122,310,443	$629,354,004
Cash	27,634	385	-
Receivables
Investment securities sold	4,191,106	1,499,439	4,961,646
Dividends and interest	555,158	16,142	295,123
Fund shares sold	5,421,175	5,536,473	23,955,311
Prepaid expenses	33,724	25,727	22,342
Total assets	955,079,692	129,388,609	658,588,426

LIABILITIES
Payables
Investment securities purchased	2,181,658	8,627,999	29,610,654
Fund shares redeemed	1,329,355	26,857	199,613
Distributions to shareholders	-	-	-
Due to Investment Advisor (Note 3)	551,198	68,586	385,253
Due under Distribution Plan -
Original Shares (Note 6)	109,819	11,695	65,310
Accrued expenses	164,523	30,745	87,801
Deferred trustees compensation (Note 3)	185,222	24,086	12,684
Total liabilities	4,521,775	8,789,968	30,361,315
Net assets	$950,557,917	$120,598,641	$628,227,111

COMPONENTS OF NET ASSETS
Paid-in capital	$685,126,551	$110,297,884	$549,912,604
Accumulated undistributed
net investment income (loss)	3,244,922	(122,796)	(533,051)
Accumulated undistributed net
realized gain (loss) on investments	68,998,980	(2,126,877)	10,369,275
Net unrealized appreciation
(depreciation) on investments	193,187,464	12,550,430	68,478,283
Net assets	$950,557,917	$120,598,641	$628,227,111

Original Shares
Net assets applicable to shares outstanding	$566,847,694	$68,300,807	$352,747,848
Shares outstanding	17,387,849	2,894,239	7,700,365
Net asset value, offering and redemption
price per share	$32.60	$23.60	$45.81
Institutional Shares
Net assets applicable to shares outstanding	$383,710,223	$52,297,834	$275,479,263
Shares outstanding	11,704,462	2,210,659	5,986,223
Net asset value, offering and redemption
price per share	$32.78	$23.66	$46.02

P / 28

SMALL/MID CAP EQUITY PORTFOLIO	BALANCED PORTFOLIO	INTERMEDIATE FIXED INCOME PORTFOLIO

$4,539,410,339	$88,220,952	$76,742,170
$5,658,801,688	$105,248,071	$76,497,555
-	2,066	-

52,032,889	968,275	253,398
2,763,975	457,497	940,311
12,472,409	63,344	1,136,777
27,466	12,929	3,085
5,726,098,427	106,752,182	78,831,126

24,069,992	858,551	2,651,879
2,801,279	77,732	929,946
-	686	6,442
3,773,565	58,741	20,148
721,877	15,763	6,000
1,064,451	44,045	33,322
276,760	46,431	31,213
32,707,924	1,102,949	3,678,950
$5,693,390,503	$105,649,233	$75,152,176

$4,078,950,105	$77,833,758	$76,246,832

(13,000,487)	(36,400)	7,606

508,049,536	10,824,756	(857,647)

1,119,391,349	17,027,119	(244,615)
$5,693,390,503	$105,649,233	$75,152,176

$3,700,063,638	$79,527,405	$75,152,176
80,623,823	4,111,605	6,081,614

$45.89	$19.34	$12.36

$1,993,326,865	$26,121,828	-
42,824,731	1,343,580	-

$46.55	$19.44	-

P / 29

Statements of Operations

Rainier Funds
For the six-month period ending September 30, 2007 (Unaudited)

	LARGE CAP EQUITY PORTFOLIO	LARGE CAP GROWTH EQUITY PORTFOLIO	MID CAP EQUITY PORTFOLIO
INVESTMENT INCOME
Income
Dividends, net of foreign tax withholding of
$82,286, $3,185, $1,873, $0, $6,813, and $0,
respectively	$4,174,146	$134,614	$973,983
Interest	532,672	89,088	451,596
Total income	4,706,818	223,702	1,425,579

Expenses
Investment advisory fees (Note 3)	2,957,147	218,796	1,583,420
Distribution fees - Original Shares (Note 6)	594,115	48,606	240,622
Administration, fund accounting, transfer agent
and custody fees (Note 3)	175,063	12,534	82,710
Reports to shareholders	5,629	474	1,502
Registration expense	20,015	11,002	20,670
Audit fees	7,926	7,765	7,486
Trustee fees	30,656	10,658	10,684
Legal fees	1,190	75	267
Miscellaneous expense	6,620	307	6,461
Total expenses	3,798,361	310,217	1,953,822
Less: fees waived and expenses
reimbursed (Note 3)	-	-	-
Plus: expenses recouped	-	21,344	-
Net expenses	3,798,361	331,561	1,953,822
Net investment income (loss)	908,457	(107,859)	(528,243)

NET REALIZED AND UNREALIZED GAIN (LOSS)
ON INVESTMENTS
Net realized gain (loss) on investments	44,181,180	(839,226)	7,772,466
Net change in unrealized appreciation
(depreciation) on investments	65,195,395	10,473,887	54,672,970
Net gain on investments	109,376,575	9,634,661	62,445,436

NET INCREASE IN NET ASSETS RESULTING
FROM OPERATIONS	$110,285,032	$9,526,802	$61,917,193

P / 30

SMALL/MID CAP EQUITY PORTFOLIO	BALANCED PORTFOLIO	INTERMEDIATE FIXED INCOME PORTFOLIO

$12,276,689	$340,903	-
2,254,552	952,685	$1,737,145
14,531,241	1,293,588	1,737,145

21,743,526	352,701	172,462
4,153,994	94,531	34,492

1,135,779	22,371	15,315
60,794	2,719	1,149
61,276	20,751	13,537
47,115	6,751	6,758
92,511	14,034	11,743
7,763	633	267
83,113	3,652	1,654
27,385,871	518,143	257,377

-	-	(58,096)
-	-	-
27,385,871	518,143	199,281
(12,854,630)	775,445	1,537,864

400,426,822	5,755,782	(62,337)

410,269,094	2,831,997	(9,018)
810,695,916	8,587,779	(71,355)

$797,841,286	$9,363,224	$1,466,509

P / 31

Statements of Changes in Net Assets

Rainier Funds
  September 30, 2007 (Unaudited)

	LARGE CAP EQUITY PORTFOLIO 9/30/07 (UNAUDITED)	LARGE CAP EQUITY PORTFOLIO 3/31/07	LARGE CAP GROWTH EQUITY PORTFOLIO 9/30/07 (UNAUDITED)	LARGE CAP GROWTH EQUITY PORTFOLIO 3/31/07
INCREASE (DECREASE) IN NET ASSETS
Operations
Net investment income (loss)	$908,457	$2,482,663	($107,859)	($82,771)
Net realized gain (loss) on investments	44,181,180	61,175,637	(839,226)	1,908,666

Net change in unrealized appreciation
(depreciation) on investments	65,195,395	(4,738,334)	10,473,887	380,656
Increase in net assets
resulting from operations	110,285,032	58,919,966	9,526,802	2,206,551
Distributions to shareholders
From net investment income
Original Shares	-	(1,067,712)	-	-
Institutional Shares	-	(786,838)	-	-

From net realized gain on investments sold
Original Shares	-	(29,167,427)	-	-
Institutional Shares	-	(16,861,158)	-	-
Decrease in net assets from distributions	-	(47,883,135)	-	-

Capital share transactions
Proceeds from shares sold
Original Shares	118,085,015	56,843,933	44,715,644	21,826,374
Institutional Shares	90,235,849	95,163,091	49,372,665	549,807
Proceeds from shares reinvested
Original Shares	-	29,673,780	-	-
Institutional Shares	-	12,415,811	-	-
Cost of shares redeemed
Original Shares	(41,265,494)	(82,713,269)	(15,862,462)	(5,881,873)
Institutional Shares	(25,532,485)	(35,075,831)	(792,553)	-

Net increase from
capital share transactions	141,522,885	76,307,515	77,433,294	16,494,308
Net increase in net assets	251,807,917	87,344,346	86,960,096	18,700,859

NET ASSETS
Beginning of period	698,750,000	611,405,654	33,638,545	14,937,686
End of period	$950,557,917	$698,750,000	$120,598,641	$33,638,545
Undistributed net investment income (loss)	$3,244,922	$2,336,465	($122,796)	($14,937)

Original Shares
Shares sold	3,830,072	2,013,700	2,009,373	1,134,114
Shares issued on reinvestment of distributions	-	1,053,009	-	-
Shares redeemed	(1,344,863)	(2,933,717)	(734,886)	(297,691)
Net increase
in shares outstanding	2,485,209	132,992	1,274,487	836,423

Institutional Shares
Shares sold	2,916,818	3,348,962	2,220,896	26,256
Shares issued on reinvestment of distributions	-	439,032	-	-
Shares redeemed	(816,096)	(1,236,888)	(36,493)	-
Net increase
in shares outstanding	2,100,722	2,551,106	2,184,403	26,256

The accompanying notes are an integral part of these financial statements.

P / 32

	MID CAP EQUITY PORTFOLIO 9/30/07 (UNAUDITED)	MID CAP EQUITY PORTFOLIO 3/31/07	SMALL/MID CAP EQUITY PORTFOLIO 9/30/07 (UNAUDITED)	SMALL/MID CAP EQUITY PORTFOLIO 3/31/07
INCREASE (DECREASE) IN NET ASSETS
Operations
Net investment loss	($528,243)	($43,651)	($12,854,630)	($12,348,823)
Net realized gain on investments	7,772,466	2,827,955	400,426,822	225,512,130

Net change in unrealized appreciation
on investments	54,672,970	13,594,907	410,269,094	94,547,089
Increase in net assets
resulting from operations	61,917,193	16,379,211	797,841,286	307,710,396
Distributions to shareholders
From net investment income
Original Shares	-	-	-	-
Institutional Shares	-	-	-	-

From net realized gain on investments sold
Original Shares	-	(84,832)	-	(98,271,862)
Institutional Shares	-	(150,812)	-	(42,043,176)
Decrease in net assets from distributions	-	(235,644)	-	(140,315,038)
Capital share transactions
Proceeds from shares sold
Original Shares	268,310,495	77,754,878	500,107,025	1,106,112,530
Institutional Shares	137,772,890	105,256,970	317,062,615	851,075,686
Proceeds from shares reinvested
Original Shares	-	84,023	-	96,052,640
Institutional Shares	-	150,782	-	37,937,097
Cost of shares redeemed
Original Shares	(26,471,574)	(4,452,937)	(255,361,448)	(692,740,652)
Institutional Shares	(9,043,240)	(3,042,771)	(139,109,411)	(255,464,326)

Net increase from
capital share transactions	370,568,571	175,750,945	422,698,781	1,142,972,975
Net increase in net assets	432,485,764	191,894,512	1,220,540,067	1,310,368,333
NET ASSETS
Beginning of period	195,741,347	3,846,835	4,472,850,436	3,162,482,103
End of period	$628,227,111	$195,741,347	$5,693,390,503	$4,472,850,436
Undistributed net investment loss	($533,051)	($4,808)	($13,000,487)	($145,857)
Original Shares
Shares sold	6,249,193	2,179,064	11,612,553	29,963,472
Shares issued on reinvestment of distributions	-	2,313	-	2,578,594
Shares redeemed	(620,199)	(124,439)	(6,034,366)	(18,984,552)
Net increase
in shares outstanding	5,628,994	2,056,938	5,578,187	13,557,514
Institutional Shares
Shares sold	3,173,080	3,002,704	7,357,925	22,639,086
Shares issued on reinvestment of distributions	-	4,140	-	1,006,289
Shares redeemed	(208,602)	(85,534)	(3,207,392)	(6,978,435)
Net increase
in shares outstanding	2,964,478	2,921,310	4,150,533	16,666,940

The accompanying notes are an integral part of these financial statements.

P / 33

Statements of Changes in Net Assets

Rainier Funds
   September 30, 2007 (Unaudited)

	BALANCED PORTFOLIO 9/30/07 (UNAUDITED)	BALANCED PORTFOLIO 3/31/07	INTERMEDIATE FIXED INCOME PORTFOLIO 9/30/07 (UNAUDITED)	INTERMEDIATE FIXED INCOME PORTFOLIO 3/31/07
INCREASE (DECREASE) IN NET ASSETS
Operations
Net investment income	$775,445	$1,761,100	$1,537,864	$2,369,633
Net realized gain (loss) on investments	5,755,782	11,371,310	(62,337)	(415,965)

Net change in unrealized appreciation
(depreciation) on investments	2,831,997	(4,404,215)	(9,018)	1,228,142
Increase in net assets
resulting from operations	9,363,224	8,728,195	1,466,509	3,181,810
Distributions to shareholders
From net investment income
Original Shares	(564,880)	(1,320,939)	(1,519,978)	(2,361,151)
Institutional Shares	(214,542)	(432,183)	-	-

From net realized gain on investments sold
Original Shares	-	(6,471,833)	-	-
Institutional Shares	-	(1,955,821)	-	-
Decrease in net assets from distributions	(779,422)	(10,180,776)	(1,519,978)	(2,361,151)

Capital share transactions
Proceeds from shares sold
Original Shares	5,055,548	7,236,459	10,854,271	18,197,442
Institutional Shares	747,961	11,820,192	-	-
Proceeds from shares reinvested
Original Shares	563,245	7,748,413	1,468,461	2,263,141
Institutional Shares	214,542	2,388,005	-	-
Cost of shares redeemed
Original Shares	(5,488,340)	(41,512,694)	(4,440,036)	(6,548,547)
Institutional Shares	(1,952,525)	(11,572,692)	-	-

Net increase (decrease) from
capital share transactions	(859,569)	(23,892,317)	7,882,696	13,912,036
Net increase (decrease) in net assets	7,724,233	(25,344,898)	7,829,227	14,732,69

NET ASSETS
Beginning of period	97,925,000	123,269,898	67,322,949	52,590,254
End of period	$105,649,233	$97,925,000	$75,152,176	$67,322,949
Undistributed net investment income (loss)	($36,400)	($32,423)	$7,606	($10,280)

Original Shares
Shares sold	253,869	403,483	882,643	1,473,495
Shares issued on reinvestment of distributions	44,977	438,221	120,016	184,202
Shares redeemed	(294,244)	(2,329,200)	(360,229)	(535,109)
Net increase (decrease)
in shares outstanding	4,602	(1,487,496)	642,430	1,122,588

Institutional Shares
Shares sold	33,875	639,442	-	-
Shares issued on reinvestment of distributions	17,007	134,373	-	-
Shares redeemed	(105,155)	(644,623)	-	-
Net increase (decrease)
in shares outstanding	(54,273)	129,192	-	-

The accompanying notes are an integral part of these financial statements.

P / 34

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P / 35

Financial Highlights

The financial highlights tables are intended to help you understand each Portfolio’s financial performance for the past five years and since inception for the Mid Cap Equity Portfolio’s Original and Institutional Shares and the Large Cap Equity, Large Cap Growth Equity, Small/Mid Cap Equity and Balanced Portfolio’s Institutional Shares. Certain information reflects financial results for a single Portfolio share. The total returns in the table represent the rate that an investor would have earned or lost on an investment in the Portfolio (assuming reinvestment of all dividends and distributions).

Rainier Funds
For a capital share outstanding throughout the period

LARGE CAP EQUITY PORTFOLIO - ORIGINAL SHARES Fiscal year ending March 31,
	6 Months Ending Sept. 30, 2007 (unaudited)	2007	2006	2005	2004	2003
Net asset value, beginning of period	$28.46	$28.00	$23.99	$22.23	$16.76	$22.35
Income from investment operations
Net investment income	0.02*	0.08*	0.07	0.12	0.02	0.02
Net realized and unrealized
gain (loss) on investments	4.12	2.49	4.06	1.66	5.46	(5.61)
Total from investment operations	4.14	2.57	4.13	1.78	5.48	(5.59)

Less distributions
From net investment income	-	(0.07)	(0.12)	(0.02)	(0.01)	-
From net realized gain	-	(2.04)	-	-	-	-
Total distributions	-	(2.11)	(0.12)	(0.02)	(0.01)	-
Net asset value, end of period	$32.60	$28.46	$28.00	$23.99	$22.23	$16.76
Total return	14.55%†	9.26%	17.23%	8.00%	32.70%	(25.01%)
Ratios/supplemental data
Net assets, end of period (millions)	$566.8	$424.2	$413.6	$359.7	$366.5	$329.2
Ratio of expenses to average net assets
Before fees waived and
expenses absorbed	1.06%‡	1.07%	1.13%	1.14%	1.16%	1.15%
After fees waived and
expenses absorbed	n/a	n/a	n/a	n/a	n/a	n/a
Ratio of net investment income
to average net assets, after fees waived
and expenses absorbed	0.13%‡	0.29%	0.25%	0.48%	0.08%	0.08%
Portfolio turnover rate	42.53%†	85.85%	71.30%	81.71%	82.83%	84.73%

*Computed using the average shares method.
†Not annualized.
‡Annualized.

The accompanying notes are an integral part of these financial statements.
P / 36

Rainier Funds
For a capital share outstanding throughout the period

LARGE CAP GROWTH EQUITY PORTFOLIO - ORIGINAL SHARES Fiscal year ending March 31,
	6 Months Ending Sept. 30, 2007 (unaudited)	2007	2006	2005	2004	2003
Net asset value, beginning of period	$20.44	$19.07	$15.64	$14.83	$10.98	$14.41
Income from investment operations
Net investment loss	(0.03)	(0.04)	(0.07)*	(0.06)	(0.09)	(0.07)
Net realized and unrealized
gain (loss) on investments	3.19	1.41	3.50	0.87	3.94	(3.36)
Total from investment operations	3.16	1.37	3.43	0.81	3.85	(3.43)
Less distributions
From net investment income	-	-	-	-	-	-
From net realized gain	-	-	-	-	-	-
Total distributions	-	-	-	-	-	-
Net asset value, end of period	$23.60	$20.44	$19.07	$15.64	$14.83	$10.98
Total return	15.46%†	7.18%	21.93%	5.46%	35.06%	(23.80%)
Ratios/supplemental data
Net assets, end of period (millions)	$68.3	$33.1	$14.9	$7.0	$5.8	$4.6
Ratio of expenses to average net assets
Before fees waived and
expenses absorbed	1.10%‡	1.30%	1.72%	2.19%	2.25%	2.57%
After fees waived and
expenses absorbed	1.19%‡	1.19%	1.19%	1.19%	1.19%	1.19%
Ratio of net investment loss
to average net assets, after fees waived
and expenses absorbed	(0.42%)‡	(0.38%)	(0.42%)	(0.43%)	(0.62%)	(0.60%)
Portfolio turnover rate	46.24%†	101.11%	95.96%	118.96%	117.97%	124.82%

*Computed using the average shares method.
†Not annualized.
‡Annualized.

The accompanying notes are an integral part of these financial statements.

P / 37

Financial Highlights

Rainier Funds
For a capital share outstanding throughout the period

MID CAP EQUITY PORTFOLIO - ORIGINAL SHARES Fiscal year ending March 31,
	6 Months Ending Sept. 30, 2007 (unaudited)	2007	12/27/05+ 2006	2005	2004	2003
Net asset value, beginning of period	$38.36	$33.47	$30.00	-	-
Income from investment operations
Net investment income (loss)	(0.05)	(0.08)	0.00	-	-	-
Net realized and unrealized
gain on investments	7.50	5.06	3.47	-	-	-
Total from investment operations	7.45	4.98	3.47	-	-	-
Less distributions
From net investment income	-	-	-	-	-	-
From net realized gain	-	(0.09)	-	-	-	-
Total distributions	-	(0.09)	-	-	-	-
Net asset value, end of period	$45.81	$38.36	$33.47	-	-	-
Total return	19.42%†	14.90%	11.57%†	-	-	-
Ratios/supplemental data
Net assets, end of period (millions)	$352.7	$79.5	$0.48	-	-	-
Ratio of expenses to average net assets
Before fees waived and
expenses absorbed	1.17%‡	1.28%	5.37%‡	-	-	-
After fees waived and
expenses absorbed or recouped	1.17%‡	1.32%	1.35%‡	-	-	-
Ratio of net investment loss
to average net assets, after fees waived
and expenses absorbed	(0.39%)‡	(0.22%)	(0.38%)‡	-	-	-
Portfolio turnover rate	53.32%†	92.76%	35.86%†	-	-	-

+Inception date December 27, 2005

†Not annualized.
‡Annualized.

The accompanying notes are an integral part of these financial statements.
P / 38

Rainier Funds
For a capital share outstanding throughout the period

SMALL/MID CAP EQUITY PORTFOLIO - ORIGINAL SHARES Fiscal year ending March 31,
	6 Months Ending Sept. 30, 2007 (unaudited)	2007	2006	2005	2004	2003
Net asset value, beginning of period	$39.16	$37.78	$29.02	$26.93	$17.17	$22.24
Income from investment operations
Net investment loss	(0.12)	(0.14)	(0.12)*	(0.06)	(0.12)	(0.12)
Net realized and unrealized
gain (loss) on investments	6.85	2.88	9.87	3.20	9.88	(4.95)
Total from investment operations	6.73	2.74	9.75	3.14	9.76	(5.07)
Less distributions
From net investment income	-	-	-	-	-	-
From net realized gain	-	(1.36)	(0.99)	(1.05)	-	-
Total distributions	-	(1.36)	(0.99)	(1.05)	-	-
Net asset value, end of period	$45.89	$39.16	$37.78	$29.02	$26.93	$17.17
Total return	17.19%†	7.45%	34.04%	11.71%	56.84%	(22.80%)
Ratios/supplemental data
Net assets, end of period (millions)	$3,700.1	$2,938.8	$2,322.8	$651.8	$318.6	$146.3
Ratio of expenses to average net assets
Before fees waived and
expenses absorbed	1.16%‡	1.18%	1.21%	1.25%	1.28%	1.32%
After fees waived and
expenses absorbed	n/a	n/a	n/a	n/a	n/a	n/a
Ratio of net investment loss
to average net assets, after fees waived
and expenses absorbed	(0.58%)‡	(0.40%)	(0.38%)	(0.40%)	(0.59%)	(0.55%)
Portfolio turnover rate	55.90%†	91.93%	94.10%	114.78%	134.41%	140.57%

*Computed using the average shares method.
†Not annualized.
‡Annualized.

The accompanying notes are an integral part of these financial statements.

P / 39

Financial Highlights

Rainier Funds
For a capital share outstanding throughout the period

BALANCED PORTFOLIO - ORIGINAL SHARES Fiscal year ending March 31,
	6 Months Ending Sept. 30, 2007 (unaudited)	2007	2006	2005	2004	2003
Net asset value, beginning of period	$17.77	$17.94	$17.03	$16.54	$13.86	$15.83
Income from investment operations
Net investment income	0.14	0.27	0.22	0.22	0.17	0.26
Net realized and unrealized
gain (loss) on investments	1.57	1.14	1.66	0.49	2.69	(1.97)
Total from investment operations	1.71	1.41	1.88	0.71	2.86	(1.71)
Less distributions
From net investment income	(0.14)	(0.28)	(0.22)	(0.22)	(0.18)	(0.26)
From net realized gain	-	(1.30)	(0.75)	-	-	-
Total distributions	(0.14)	(1.58)	(0.97)	(0.22)	(0.18)	(0.26)
Net asset value, end of period	$19.34	$17.77	$17.94	$17.03	$16.54	$13.86
Total return	9.63%†	8.00%	11.19%	4.32%	20.75%	(10.80%)
Ratios/supplemental data
Net assets, end of period (millions)	$79.5	$73.0	$100.4	$105.2	$127.8	$104.3
Ratio of expenses to average net assets
Before fees waived and
expenses absorbed	1.07%‡	1.06%	1.18%	1.21%	1.19%	1.21%
After fees waived and
expenses absorbed or recouped	1.07%‡	1.08%	1.19%	1.19%	1.19%	1.19%
Ratio of net investment income
to average net assets, after fees waived
and expenses absorbed	1.50%‡	1.48%	1.22%	1.27%	1.19%	1.76%
Portfolio turnover rate	33.50%†	73.27%	63.77%	68.55%	82.41%	73.62%

†Not annualized.
‡Annualized.

The accompanying notes are an integral part of these financial statements.

P / 40

Rainier Funds
For a capital share outstanding throughout the period

INTERMEDIATE FIXED INCOME PORTFOLIO - ORIGINAL SHARES Fiscal year ending March 31,
	6 Months Ending Sept. 30, 2007 (unaudited)	2007	2006	2005	2004	2003
Net asset value, beginning of period	$12.38	$12.18	$12.45	$13.10	$13.11	$12.41
Income from investment operations
Net investment income	0.52	0.51	0.46	0.43	0.45	0.54
Net realized and unrealized
gain (loss) on investments	(0.27)	0.20	(0.27)	(0.56)	0.21	0.79
Total from investment operations	0.25	0.71	0.19	(0.13)	0.66	1.33
Less distributions
From net investment income	(0.27)	(0.51)	(0.46)	(0.43)	(0.45)	(0.54)
From net realized gain	-	-	-	(0.09)	(0.22)	(0.09)
Total distributions	(0.27)	(0.51)	(0.46)	(0.52)	(0.67)	(0.63)
Net asset value, end of period	$12.36	$12.38	$12.18	$12.45	$13.10	$13.11
Total return	2.04%†	5.91%	1.56%	(1.02%)	5.10%	10.90%
Ratios/supplemental data
Net assets, end of period (millions)	$75.1	$67.3	$52.6	$57.7	$55.3	$41.5
Ratio of expenses to average net assets
Before fees waived and
expenses absorbed	0.72%‡	0.73%	0.86%	0.87%	0.91%	0.83%
After fees waived and
expenses absorbed	0.55%‡	0.55%	0.55%	0.55%	0.55%	0.55%
Ratio of net investment income
to average net assets, after fees waived
and expenses absorbed	4.48%‡	4.20%	3.69%	3.35%	3.41%	4.20%
Portfolio turnover rate	17.19%†	42.97%	43.45%	53.85%	55.34%	49.39%

†Not annualized.
‡Annualized.

The accompanying notes are an integral part of these financial statements.

P / 41

Financial Highlights

Rainier Funds
For a capital share outstanding throughout the period

LARGE CAP EQUITY PORTFOLIO - INSTITUTIONAL SHARES Fiscal year ending March 31,
	6 Months Ending Sept. 30, 2007 (unaudited)	2007	2006	2005	2004	5/2/02+ 2003
Net asset value, beginning of period	$28.59	$28.05	$24.04	$22.26	$16.80	$21.42
Income from investment operations
Net investment income	0.06	0.16*	0.14	0.17	0.07	0.05
Net realized and unrealized
gain (loss) on investments	4.13	2.52	4.05	1.68	5.47	(4.67)
Total from investment operations	4.19	2.68	4.19	1.85	5.54	(4.62)
Less distributions
From net investment income	_	(0.10)	(0.18)	(0.07)	(0.08)	-
From net realized gain	-	(2.04)	-	-	-	-
Total distributions	-	(2.14)	(0.18)	(0.07)	(0.08)	-
Net asset value, end of period	$32.78	$28.59	$28.05	$24.04	$22.26	$16.80
Total return	14.66%†	9.61%	17.47%	8.33%	32.99%	(21.57%)†
Ratios/supplemental data
Net assets, end of period (millions)	$383.7	$274.6	$197.8	$163.5	$136.1	$94.1
Ratio of expenses to average net assets
Before fees waived and
expenses absorbed	0.81%‡	0.82%	0.88%	0.89%	0.91%	0.90%‡
After fees waived and
expenses absorbed	n/a	n/a	n/a	n/a	n/a	n/a
Ratio of net investment income
to average net assets, after fees waived
and expenses absorbed	0.39%‡	0.56%	0.50%	0.74%	0.33%	0.38%‡
Portfolio turnover rate	42.53%†	85.85%	71.30%	81.71%	82.83%	84.73%†

+Inception date May 2, 2002

*Computed using the average shares method.
†Not annualized.
‡Annualized.

The accompanying notes are an integral part of these financial statements.

P / 42

Rainier Funds
For a capital share outstanding throughout the period

LARGE CAP GROWTH EQUITY PORTFOLIO - INSTITUTIONAL SHARES
	6 Months Ending Sept. 30, 2007 (unaudited)	2/20/07+ 2007	2006	2005	2004	2003
Net asset value, beginning of period	$20.44	$20.94	-	-	-	-
Income from investment operations
Net investment loss	(0.01)	-	-	-	-	-
Net realized and unrealized gain
(loss) on investments	3.23	(0.50)	-	-	-	-
Total from investment operations	3.22	(0.50)	-	-	-	-
Less distributions
From net investment income	-	-	-	-	-	-
From net realized gain	-	-	-	-	-	-
Total distributions	-	-	-	-	-	-
Net asset value, end of period	$23.66	$20.44	-	-	-	-
Total return	15.75%†	(2.39%)†	-	-	-	-
Ratios/supplemental data
Net assets, end of period (millions)	$52.3	$0.5	-	-	-	-
Ratio of expenses to average net assets
Before fees waived and
expenses absorbed	0.89%‡	1.00%‡	-	-	-	-
After fees waived and
expenses absorbed	0.94%‡	0.94%‡	-	-	-	-
Ratio of net investment income (loss)
to average net assets, after fees waived
and expenses absorbed	(0.17%)‡	0.15%‡	-	-	-	-
Portfolio turnover rate	46.24%†	101.11%ł	-	-	-	-
+Inception date February 20, 2007

†Not annualized.
‡Annualized.
łAnnualized based on investments held for a full year.

The accompanying notes are an integral part of these financial statements.

P / 43

Financial Highlights

Rainier Funds
For a capital share outstanding throughout the period

MID CAP EQUITY PORTFOLIO - INSTITUTIONAL SHARES Fiscal year ending March 31,
	6 Months Ending Sept. 30, 2007 (unaudited)	2007	12/27/05+ 2006	2005	2004	2003
Net asset value, beginning of period	$38.48	$33.49	$30.00	-	-	-
Income from investment operations
Net investment income (loss)	(0.02)	0.01*	0.00	-	-	-
Net realized and unrealized
gain on investments	7.56	5.07	3.49	-	-	-
Total from investment operations	7.54	5.08	3.49	-	-	-
Less distributions
From net investment income	-	-	-	-	-	-
From net realized gain	-	(0.09)	-	-	-	-
Total distributions	-	(0.09)	-	-	-	-
Net asset value, end of period	$46.02	$38.48	$33.49	-	-	-
Total return	19.59%†	15.19%	11.63%†	-	-	-
Ratios/supplemental data
Net assets, end of period (millions)	$275.5	$116.3	$3.4	-	-	-
Ratio of expenses to average net assets
Before fees waived and
expenses absorbed	0.92%‡	1.03%	5.14%‡	-	-	-
After fees waived and
expenses absorbed or recouped	0.92%‡	1.07%	1.10%‡	-	-	-
Ratio of net investment income (loss)
to average net assets, after fees waived
and expenses absorbed	(0.15%)‡	0.02%	(0.12%)‡	-	-	-
Portfolio turnover rate	53.32%†	92.76%	35.86%†	-	-	-

+Inception date December 27, 2005
*Computed using the average shares method.
†Not annualized.
‡Annualized.

The accompanying notes are an integral part of these financial statements.

P / 44

Rainier Funds
For a capital share outstanding throughout the period

SMALL/MID CAP EQUITY PORTFOLIO - INSTITUTIONAL SHARES Fiscal year ending March 31,
	6 Months Ending Sept. 30, 2007 (unaudited)	2007	2006	2005	2004	5/2/02+ 2003
Net asset value, beginning of period	$39.67	$38.15	$29.23	$27.05	$17.20	$22.22
Income from investment operations
Net investment loss	(0.07)	(0.04)	(0.04)*	(0.02)	(0.03)	(0.03)
Net realized and unrealized
gain (loss) on investments	6.95	2.92	9.95	3.25	9.88	(4.99)
Total from investment operations	6.88	2.88	9.91	3.23	9.85	(5.02)
Less distributions
From net investment income	-	-	-	-	-	-
From net realized gain	-	(1.36)	(0.99)	(1.05)	-	-
Total distributions	-	(1.36)	(0.99)	(1.05)	-	-
Net asset value, end of period	$46.55	$39.67	$38.15	$29.23	$27.05	$17.20
Total return	17.34%†	7.75%	34.34%	11.99%	57.27%	(22.59%)†
Ratios/supplemental data
Net assets, end of period (millions)	$1,993.3	$1,534.1	$839.7	$239.9	$78.7	$45.2
Ratio of expenses to average net assets
Before fees waived and
expenses absorbed	0.91%‡	0.93%	0.96%	1.00%	1.03%	1.07%‡
After fees waived and
expenses absorbed	n/a	n/a	n/a	n/a	n/a	n/a
Ratio of net investment income (loss)
to average net assets, after fees waived
and expenses absorbed	(0.33%)‡	(0.13%)	(0.13%)	(0.13%)	(0.34%)	(0.32%)‡
Portfolio turnover rate	55.90%†	91.93%	94.10%	114.78%	134.41%	140.57%†

+Inception date May 2, 2002

*Computed using the average shares method.
†Not annualized.
‡Annualized.

The accompanying notes are an integral part of these financial statements.

P / 45

Financial Highlights

Rainier Funds
For a capital share outstanding throughout the period

BALANCED PORTFOLIO - INSTITUTIONAL SHARES Fiscal year ending March 31,
	6 Months Ending Sept. 30, 2007 (unaudited)	2007	2006	2005	2004	5/2/02+ 2003
Net asset value, beginning of period	$17.86	$18.03	$17.11	$16.62	$13.93	$15.55
Income from investment operations
Net investment income	0.17	0.32	0.26	0.26	0.40	0.23
Net realized and unrealized
gain (loss) on investments	1.58	1.13	1.68	0.49	2.51	(1.62)
Total from investment operations	1.75	1.45	1.94	0.75	2.91	(1.39)
Less distributions
From net investment income	(0.17)	(0.32)	(0.27)	(0.26)	(0.22)	(0.23)
From net realized gain	-	(1.30)	(0.75)	-	-	-
Total distributions	(0.17)	(1.62)	(1.02)	(0.26)	(0.22)	(0.23)
Net asset value, end of period	$19.44	$17.86	$18.03	$17.11	$16.62	$13.93
Total return	9.77%†	8.24%	11.46%	4.57%	21.02%	(8.91%)†
Ratios/supplemental data
Net assets, end of period (millions)	$26.1	$25.0	$22.9	$12.9	$11.6	$7.4
Ratio of expenses to average net assets
Before fees waived and
expenses absorbed	0.82%‡	0.81%	0.93%	0.96%	0.94%	0.96%‡
After fees waived and
expenses absorbed or recouped	0.82%‡	0.83%	0.94%	0.94%	0.94%	0.94%‡
Ratio of net investment income
to average net assets, after fees waived
and expenses absorbed	1.75%‡	1.75%	1.50%	1.54%	1.44%	2.02%‡
Portfolio turnover rate	33.50%†	73.27%	63.77%	68.55%	82.41%	73.62%†

+Inception date May 2, 2002

†Not annualized.
‡Annualized.

The accompanying notes are an integral part of these financial statements.

P / 46

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P / 47

Notes to Financial Statements

Rainier Funds
   September 30, 2007 (Unaudited)

NOTE 1. ORGANIZATION
Rainier Investment Management Mutual Funds (d.b.a. Rainier Funds) (the “Trust”) was organized as a statutory trust in Delaware on December 15, 1993, and is registered under the Investment Company Act of 1940, as amended (the “1940 Act”), as a diversified, open-end management investment company. The Trust consists of six separate series of portfolios: Large Cap Equity Portfolio (formerly Core Equity Portfolio), Large Cap Growth Equity Portfolio (formerly Growth Equity Portfolio), Mid Cap Equity Portfolio, Small/Mid Cap Equity Portfolio, Balanced Portfolio and Intermediate Fixed Income Portfolio (each a “Fund” and collectively the “Funds”).

The Large Cap Equity Portfolio, Large Cap Growth Equity Portfolio, Mid Cap Equity Portfolio and Small/Mid Cap Equity Portfolio seek to maximize long-term capital appreciation. The Balanced Portfolio seeks to provide investors with a balance of long-term capital appreciation and current income. The Intermediate Fixed Income Portfolio seeks to provide investors with current income.

Each Fund (except the Intermediate Fixed Income Portfolio) offers two classes of shares: Original Shares and Institutional Shares. The Original and Institutional class in each Fund represent an equal pro rata interest in the Fund, except that they bear different expenses which reflect the difference in the range of services provided to them. The Original Shares are subject to an annual distribution fee as described in Note 6. Income, expenses (other than expenses attributable to a specific class), and realized and unrealized gains or losses on investments are allocated to each class of shares based on its relative net assets. Each class of shares has identical rights and privileges except with respect to voting rights on matters pertaining to that class. The Trust is authorized to issue an unlimited number of shares of each Fund and Class, with $0.01 par value.

NOTE 2. SIGNIFICANT ACCOUNTING POLICIES
The following significant accounting policies are consistently followed by the Funds in the preparation of their financial statements, and such policies are in conformity with U.S. generally accepted accounting principles for investment companies.

A) Security Valuation. The Funds invest in a range of securities, generally including equities and debt securities. Equity securities are valued at the last sale price (for exchange-listed securities) or the last bid price (if lacking any sales and for over-the-counter securities). Portfolio securities listed on the NASDAQ Global Market, the NASDAQ Global Select Market and the NASDAQ Capital Market will be valued at NASDAQ Official Closing Price (“NOCP”), which may not necessarily represent the last sale price. Debt securities generally are valued at the mean between the last bid and asked prices. Debt securities and short-term investments with 60 days or less remaining to maturity are valued on an amortized cost basis.

Securities for which market quotations are not readily available are valued at fair value as determined in good faith by or under the direction of the Board of Trustees. There were no such securities held at September 30, 2007.

B) Security Transactions, Dividends and Distributions. Security transactions are recorded on trade date. Dividend income is recognized on the ex-dividend date, and interest income is recorded on an accrual basis. Realized gains or losses are reported on the basis of identified cost of securities delivered. Bond discounts are accreted and premiums are amortized using the interest method. Distributions to shareholders are recorded on the ex-dividend date. Capital gains and income distributions, if any, are distributed at least annually.

C) Federal Income Taxes. The Funds intend to continue to comply with the requirements of Subchapter M of the Internal Revenue Code applicable to regulated investment companies and to distribute substantially all of their net investment income and any net realized capital gains to shareholders of the Funds. Therefore, no provision is made for federal income or excise taxes. Due to the timing of dividend distributions and the differences in accounting for income and realized gains and losses for financial statement and federal income tax purposes, the fiscal year in which amounts are distributed may differ from the year in which the income and realized gains and losses are recorded by the Funds.

P / 48

D) Use of Estimates. The preparation of financial statements in conformity with U.S. generally accepted accounting principles requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities at the date of the financial statements and the reported amount of revenues and expenses during the reporting period. Actual results could differ from those estimates.

E) Indemnification Obligations. Under the Funds’ organizational documents, its current and former officers and trustees are indemnified against certain liabilities arising out of the performance of their duties to the Portfolios. In addition, in the normal course of business, the Funds enter into contracts that contain a variety of representations and warranties that provide general indemnifications. The Funds’ maximum exposure under these arrangements is unknown as this would involve future claims that may be made against the Funds that have not yet occurred or that would be covered by other parties.

NOTE 3. COMMITMENTS, OTHER RELATED-PARTY
TRANSACTIONS AND OTHER AGREEMENTS
A) Investment Management Agreement. The Trust, on behalf of the Funds, has entered into an investment management agreement with Rainier Investment Management, Inc. (the “Investment Advisor”). Under the terms of the agreement, the Trust will pay a fee equal to the following annual percentages of average daily net assets:

Large Cap Equity Portfolio	0.75%
Large Cap Growth Equity Portfolio	0.75%
Mid Cap Equity Portfolio	0.85%
Small/Mid Cap Equity Portfolio	0.85%
Balanced Portfolio	0.70%
Intermediate Fixed Income Portfolio	0.50%

B) Fee and Expense Waivers. Effective April 1, 1997, the Investment Advisor has voluntarily undertaken to limit the management fee for the Intermediate Fixed Income Portfolio to 0.45% of the Portfolio’s average annual net assets.

Although not required to do so, the Investment Advisor has contractually agreed to reimburse each Fund to the extent necessary so that its ratio of operating expenses to average daily net assets will not exceed the following levels:

Large Cap Equity	1.04%
Large Cap Growth Equity	0.94%
Mid Cap Equity	1.10%
Small/Mid Cap Equity	1.23%
Balanced	0.94%
Intermediate Fixed Income	0.45%

Overall operating expenses for each Fund will not fall below the applicable percentage limitation until the Investment Advisor has been fully reimbursed for fees foregone and expenses paid by the Investment Advisor under this agreement.

These percentages are based on the average daily net assets of the Funds and exclude Rule 12b-1 fees, interest, taxes, brokerage commissions, extraordinary expenses and sales charges. This agreement has a one-year term, renewable at the end of each fiscal year. The agreement may be terminated by the Funds or Investment Advisor with 60 days’ written notice.

Expenses reimbursed by the Investment Advisor may be recouped from the Funds and are subject to the Funds’ ability to effect such reimbursement and remain in compliance with applicable expense limitations. The recoupment period will be limited to three fiscal years from the fiscal year of the reimbursement, and is subject to the Funds’ ability to effect such reimbursement and remain in compliance with applicable expense limitations.

At September 30, 2007, the amounts available for recoupment that have been paid and/or waived by the Advisor on behalf of the Funds are as follows:

Large Cap Growth Equity	$119,147
Intermediate Fixed Income	$511,050

P / 49

Notes to Financial Statements

Rainier Funds
   September 30, 2007 (Unaudited)

The Advisor may recapture a portion of the following amounts no later than March 31 of the years stated below:

	Large Cap Growth Equity	Intermediate Fixed Income
2008	$37,627	$179,102
2009	$56,887	$169,881
2010	$24,633	$103,971
2011	-	$58,096

C) Omnibus Fee Agreement. The Trust, on behalf of the Funds, has entered into an Omnibus Fee Agreement (“Agreement”) with U.S. Bancorp Fund Services, LLC (the “USBFS”). USBFS  serves as the administrator, transfer agent, fund accountant and custodian under this Agreement. For its services, the Funds pay a monthly fee based on the greater of an annual minimum or the annual rate of:

0.05% of first $3 billion of average daily net assets

0.04% of next $1 billion of average daily net assets

0.03% of next $6 billion of average daily net assets

0.02% of average daily net assets over $10 billion.

The Funds will pay an annual minimum fee of $650,000, with annual minimum of $25,000 per fund.

D) Other Related Parties. Certain officers and trustees of the Funds are also officers and/or directors of the Investment Advisor. Independent trustees are compensated by the Trust at the total rate of $38,000 per year plus $3,000 for each meeting of the Board of Trustees attended and any travel expenses incurred in such meetings, which is allocated among the Funds. (If all quarterly meetings are attended, total annual compensation for each independent trustee is $50,000 before travel expenses.)

On December 10, 1998, the Trust approved a Deferred Compensation Plan for trustees (the “Compensation Plan”). Trustees can elect to receive payment in cash or defer payments provided for in the Compensation Plan. If a trustee elects to defer payment, the Compensation Plan provides for the creation of a deferred payment account (phantom share account). This account accumulates the deferred fees earned and the value of the account is adjusted to reflect a value that would have been earned if the account had been invested in a designated investment. The Funds recognize as trustee expense amounts accrued as meetings are attended plus the change in the value of the phantom share account.

An officer of USBFS and the Trust serves as the Trust’s Chief Compliance Officer. USBFS receives an annual fee of $35,000 from the Trust for providing the services of the Chief Compliance Officer.

NOTE 4. INVESTMENT TRANSACTIONS
The aggregate security purchases and sales, other than short-term obligations and U.S. Government securities, for the six months ended September 30, 2007, were as follows:

Fund	Purchases	Sales
Large Cap Equity	$444,601,422	$330,188,540
Large Cap Growth Equity	$99,173,282	$27,600,181
Mid Cap Equity	$543,797,397	$195,449,712
Small/Mid Cap Equity	$3,230,843,827	$2,814,807,299
Balanced	$31,475,294	$33,542,870
Intermediate Fixed Income	$11,086,616	$5,596,911

The Balanced Portfolio and Intermediate Fixed Income Portfolio purchased $1,668,508 and $7,814,728 and sold $2,469,867 and $5,963,834, respectively, of U.S. Government securities. There were no purchases or sales of U.S. Government securities by the Large Cap Equity Portfolio, Large Cap Growth Equity Portfolio, Mid Cap Equity Portfolio and Small/Mid Cap Equity Portfolio.

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NOTE 5. INCOME TAXES
As of March 31, 2007, the components of distributable accumulated earnings (losses) on a tax basis were as follows:

	Large Cap Equity	Large Cap Growth Equity	Mid Cap Equity	Small/Mid Cap Equity	Balanced	Intermediate Fixed Income
Cost of investments
for tax purposes	$587,968,574	$32,114,408	$185,454,494	$3,775,327,551	$84,391,153	$68,273,759
Gross tax unrealized
appreciation	135,753,299	2,774,647	17,115,645	789,659,513	14,950,142	236,171
Gross tax unrealized
depreciation	(10,468,586)	(723,615)	(3,881,631)	(99,592,406)	(1,315,338)	(471,769)
Net tax unrealized
appreciation (depreciation)
on investments	125,284,713	2,051,032	13,234,014	690,067,107	13,634,804	(235,598)
Undistributed ordinary
income	$10,097,609	-	$3,151,934	$65,768,999	$1,339,558	$19,262
Undistributed long-term
capital gains	$19,940,923	-	$40,901	$61,128,757	$4,295,800	-
Other accumulated
gains (losses)	($176,911)	($1,277,077)	($29,535)	($365,751)	($38,489)	($824,851)
Total accumulated
earnings (losses)	$155,146,334	$773,955	$16,397,314	$816,599,112	$19,231,673	($1,041,187)

The tax components of capital loss carryovers as of March 31, 2007, and tax basis post-October losses as of March 31, 2007, which are not recognized until the first day of the following fiscal year are:

Expiring in	Large Cap Growth Equity	Intermediate Fixed Income
2011	$1,261,444	-
2014	-	$53,459
2015	-	$674,821
Total	$1,261,444	$728,280
Post-October Losses	-	$67,029

The tax composition of distributions paid during the six months ended 9/30/07 and the year ended 3/31/07 were as follows:

	Six Months ended September 30, 2007		Year ended March 31, 2007
	Ordinary Income	Long-term Capital Gain	Ordinary Income	Long-term Capital Gain
Large Cap Equity	-	-	$9,457,093	$38,426,042
Large Cap Growth Equity	-	-	_	_
Mid Cap Equity	-	-	$235,644	_
Small/Mid Cap Equity	-	-	$4,298,402	$136,016,636
Balanced	$779,422	-	$3,077,892	$7,102,884
Intermediate Fixed Income	$1,519,978	-	$2,361,151	_

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Notes to Financial Statements

Rainier Funds
   September 30, 2007 (Unaudited)

NOTE 6. DISTRIBUTION PLAN
The Trust, on behalf of the Funds, has adopted a Distribution Plan (the “Plan”) pursuant to Rule 12b-1 under the 1940 Act. The Plan provides that the Funds will pay a fee to the Investment Advisor (as the distribution coordinator) at an annual rate of up to 0.25% of each Fund’s Original Shares’ average daily net assets, except for the Intermediate Fixed Income Portfolio, which is 0.10% of the Fund’s average daily net assets. The fee is paid to the Investment Advisor as reimbursement for, or in anticipation of, expenses incurred for distribution-related activities. The Institutional Shares of the Large Cap Equity Portfolio, Large Cap Growth Equity Portfolio, Mid Cap Equity Portfolio, Small/Mid Cap Equity Portfolio and Balanced Portfolio do not pay any distribution fees.

Quasar Distributors, LLC (the “Distributor”) acts as the Funds’ principal underwriter in a continuous public offering of the Funds’ shares and is paid for its services by the Investment Advisor out of the distribution fees received under the Plan and may be paid out of the Investment Advisor’s own resources. The Distributor is an affiliate of U.S. Bancorp Fund Services, LLC.

NOTE 7. ACCOUNTING PRONOUNCEMENTS
In September 2006, the Financial Accounting Standards Board (“FASB”) released Financial Accounting Standard Board Statement No. 157 Fair Value Measurements (“SFAS 157”). SFAS 157 establishes a fair valuation hierarchy to increase consistency and comparability in fair value measurements and related disclosures. The fair value hierarchy prioritizes the inputs to valuation techniques used to measure fair value into three broad levels. The fair value hierarchy gives the highest priority to quoted prices (unadjusted) in active markets for identical assets or liabilities (Level 1) and the lowest priority to unobservable inputs (Level 3). SFAS 157 is effective for financial statements issued for fiscal years beginning after November 15, 2007. At this time, management is evaluating the implications of SFAS 157 and its impact on the financial statements has not yet been determined.

Effective June 29, 2007, the Funds adopted Financial Accounting Standards Board (FASB) Interpretation No. 48 (FIN 48), Accounting for Uncertainty in Income Taxes, a clarification of FASB Statement No. 109, Accounting for Income Taxes. FIN 48 establishes financial reporting rules regarding recognition and measurement of tax positions taken or expected to be taken on a tax return. The adoption of FIN 48 had no impact on the Funds’ net assets or results of operations.

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General Information

Rainier Funds
   September 30, 2007 (Unaudited)

PROXY VOTING POLICIES AND PROCEDURES
You may obtain a description of the Funds’ proxy voting policies and procedures and voting records, without charge, upon request by contacting the Funds directly at 1-800-248-6314; on the Funds’ website at www.rainierfunds.com/; or on the EDGAR Database on the SEC’s website at www.sec.gov.

QUARTERLY FORM N-Q PORTFOLIO SCHEDULE
Each Portfolio will file its complete portfolio schedule with the Securities and Exchange Commission (“SEC”) on Form N-Q at the end of the first and third fiscal quarters within 60 days of the end of the quarter to which it relates. The Portfolios’ Form N-Qs will be available on the SEC’s website at www.sec.gov and may also be reviewed and copied at the SEC’s Public Reference Room. For information about the operation of the Public Reference Room, please call 1-202-942-8090.

Directory of Funds’ Service Providers

Rainier Funds
   September 30, 2007 (Unaudited)

INVESTMENT ADVISOR
Rainier Investment Management, Inc.®
601 Union Street, Suite 2801
Seattle, WA 98101

DISTRIBUTOR
Quasar Distributors, LLC
615 East Michigan Street
Milwaukee, WI 53202

ADMINISTRATOR
U.S. Bancorp Fund Services, LLC
2020 East Financial Way, Suite 100
Glendora, CA 91741

CUSTODIAN
U.S. Bank, N.A.
1555 North River Center Drive, Suite 302
Milwaukee, WI 53212

TRANSFER AGENT AND FUND ACCOUNTANT
U.S. Bancorp Fund Services, LLC
615 East Michigan Street
Milwaukee, WI 53202

INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM
KPMG LLP
355 South Grand Avenue
Suite 2000
Los Angeles, CA 90071

LEGAL COUNSEL
Paul, Hastings, Janofsky & Walker LLP
55 Second Street, 24th Floor
San Francisco, CA 94105

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Index Descriptions

The Standard & Poor’s 500 Index® is an unmanaged index composed of 500 industrial, utility, transportation and financial companies of the U.S. markets. The Index represents about 75% of New York Stock Exchange (NYSE) market capitalization and 30% of NYSE issues. It is a capitalization-weighted index calculated on a total return basis with dividends reinvested.

The Russell 1000® Growth Index is an unmanaged index composed of the equities of companies ranging in value from $1.8 to $468.5 billion as of June 30, 2007.

The Russell Midcap® Index is an unmanaged index composed of the equities of companies ranging in value from $1.8 to $20.6 billion as of June 30, 2007.

The Russell Midcap® Growth Index is an unmanaged index composed of the equities of companies ranging in value from $1.8 to $20.6 billion as of June 30, 2007.

The Russell 2500™ Index is an unmanaged index composed of the equities of companies ranging in value from $262 million to $7.4 billion as of June 30, 2007.

The Russell 2500™ Growth Index is an unmanaged index composed of the equities of companies ranging in value from $262 million to $7.4 billion as of June 30, 2007.

The Russell 2000® Index is an unmanaged index composed of the equities of companies ranging in value from $262 million to $3.2 billion as of June 30, 2007.

The Balanced Index is computed by the Advisor and consists of 60% S&P 500 Index, 35% Lehman U.S. Government/Credit Intermediate Bond Index and 5% 91-Day U.S. Treasury Bill Index. Actual asset allocation of the Balanced Portfolio may vary from the Balanced Index.

The Lehman U.S. Government/Credit Intermediate Bond Index is an unmanaged index composed of all bonds covered by the Lehman U.S. Government/Credit Index with maturities between one and 9.99 years.

The Consumer Price Index (CPI) is a measure of change in consumer prices as determined by a monthly survey of the U.S. Bureau of Labor Statistics.

The Citigroup 3-Month Treasury Bill Index (91-Day U.S. Treasury Bill Index) is an unmanaged index of equal dollar amounts of three-month Treasury bills purchased at the beginning of each of three consecutive months.

The indices are not available for investment and do not incur charges or expenses.

601 Union Street, Suite 2801 Seattle, WA 98101
TF. 800.248.6314  www.rainierfunds.com

The Funds’ SEC Investment Company Act file number is 811-8270.

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Item 2. Code of Ethics.

 Not applicable for semi-annual report

Item 3. Audit Committee Financial Expert.

Not applicable for semi-annual report

Item 4. Principal Accountant Fees and Services.

Not applicable for semi-annual report

Item 5. Audit Committee of Listed Registrants.

Not applicable to registrants who are not listed issuers (as defined in Rule 10A-3 under the Securities Exchange Act of 1934).

Item 6. Schedule of Investments.

Schedule of Investments is included as part of the report to shareholders filed under Item 1 of this Form.

Item 7. Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies.

Not applicable to open-end investment companies.

Item 8. Portfolio Managers of Closed-End Management Investment Companies.

Not applicable to open-end investment companies.

Item 9. Purchases of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers.

Not applicable to open-end investment companies.

Item 10. Submission of Matters to a Vote of Security Holders.

The registrant’s nominating committee charter does not contain any procedures by which shareholders may recommend nominees to the registrant’s board of trustees.

Item 11. Controls and Procedures.

(a)
The Registrant’s Disclosure Controls & Procedures Committee have reviewed that the Registrant's disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940 (the “Act”)) as of a date within 90 days of the filing of this report, as required by Rule 30a-3(b) under the Act and Rules 13a-15(b) or 15d-15(b) under the Securities Exchange Act of 1934.  Based on their review, such Committee have concluded that the disclosure controls and procedures are effective in ensuring that information required to be disclosed in this report is appropriately recorded, processed, summarized and reported and made known to them by others within the Registrant and by the Registrant’s service provider.

(b)
There were no changes in the Registrant's internal control over financial reporting (as defined in Rule 30a-3(d) under the Act) that occurred during the second fiscal quarter of the period covered by this report that has materially affected, or is reasonably likely to materially affect, the Registrant's internal control over financial reporting.

Item 12. Exhibits.

(a)
(1) Any code of ethics or amendment thereto, that is subject of the disclosure required by Item 2, to the extent that the registrant intends to satisfy Item 2 requirements through filing an exhibit. Incorporated by reference to the Registrant’s Form N-CSR filed June 23, 2004.

(2) Certifications pursuant to Section 302 of the Sarbanes-Oxley Act of 2002.  Filed herewith.

(3) Any written solicitation to purchase securities under Rule 23c-1 under the Act sent or given during the period covered by the report by or on behalf of the registrant to 10 or more persons.  Not applicable to open-end investment companies.

(b)	Certification pursuant to Section 906 of the Sarbanes-Oxley Act of 2002. Furnished herewith.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant)  Rainier Investment Management Mutual Funds

By (Signature and Title)*   /s/ J. GLENN HABER
         J. Glenn Haber
             Chief Executive Officer and Treasurer

Date     December 5, 2007

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)*    /s/ J. GLENN HABER
                  J. Glenn Haber
                  Chief Executive Officer and Treasurer

Date     December 5, 2007

* Print the name and title of each signing officer under his or her signature.